Schedule of Investments (unaudited) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$155	$162,138
4.20%, 04/15/24	75	80,510
4.65%, 10/01/28 (Call 07/01/28)	75	84,209
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	200	211,824
3.63%, 05/01/22	300	310,176
3.65%, 11/01/24 (Call 08/01/24)	45	47,368
WPP Finance 2010
3.63%, 09/07/22	50	51,743
3.75%, 09/19/24	195	204,890
4.75%, 11/21/21	175	183,204

		1,336,062

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	185	183,890
2.30%, 08/01/21	200	200,840
2.35%, 10/30/21	25	25,144
2.60%, 10/30/25 (Call 07/30/25)	40	40,546
2.70%, 02/01/27 (Call 12/01/26)	135	137,391
2.80%, 03/01/23 (Call 02/01/23)	110	112,406
2.80%, 03/01/27 (Call 12/01/26)	115	117,393
2.85%, 10/30/24 (Call 07/30/24)	65	66,763
3.10%, 05/01/26 (Call 03/01/26)	110	114,567
3.20%, 03/01/29 (Call 12/01/28)	105	110,414
3.25%, 03/01/28 (Call 12/01/27)	120	126,016
8.75%, 08/15/21	40	44,410
Embraer Netherlands Finance BV
5.05%, 06/15/25	275	301,152
5.40%, 02/01/27	165	185,648
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	49,918
2.13%, 08/15/26 (Call 05/15/26)	195	194,427
2.25%, 11/15/22 (Call 08/15/22)	175	177,033
2.38%, 11/15/24 (Call 09/15/24)	55	56,130
2.63%, 11/15/27 (Call 08/15/27)	225	232,263
3.00%, 05/11/21	355	360,744
3.38%, 05/15/23 (Call 04/15/23)	140	146,294
3.50%, 05/15/25 (Call 03/15/25)	100	106,957
3.75%, 05/15/28 (Call 02/15/28)	180	200,056
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	225	239,816
3.85%, 06/15/23 (Call 05/15/23)(a)	50	52,677
3.85%, 12/15/26 (Call 09/15/26)(a)	220	236,889
4.40%, 06/15/28 (Call 03/15/28)	110	122,816
4.40%, 06/15/28 (Call 03/15/28)(a)	200	223,652
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	200	207,862
3.10%, 01/15/23 (Call 11/15/22)	100	103,247
3.35%, 09/15/21	175	179,363
3.55%, 01/15/26 (Call 10/15/25)	330	354,684
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	230	233,282
2.93%, 01/15/25 (Call 11/15/24)	270	277,719
3.20%, 02/01/27 (Call 11/01/26)	175	182,577
3.25%, 08/01/23	250	260,132
3.25%, 01/15/28 (Call 10/15/27)	439	458,096

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/21	$100	$101,877
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	575	583,487
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	182,905
3.20%, 03/15/24 (Call 01/15/24)	185	192,369
3.50%, 03/15/27 (Call 12/15/26)	280	298,833
3.70%, 12/15/23 (Call 09/15/23)	155	163,060
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	67,115
3.95%, 06/15/23 (Call 05/15/23)	75	77,735
4.60%, 06/15/28 (Call 03/15/28)	74	80,437
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	80	79,935
2.30%, 05/04/22 (Call 04/04/22)	275	276,881
2.65%, 11/01/26 (Call 08/01/26)	350	359,016
2.80%, 05/04/24 (Call 03/04/24)	125	128,419
3.10%, 06/01/22	485	498,226
3.13%, 05/04/27 (Call 02/04/27)	445	466,560
3.35%, 08/16/21	125	127,884
3.65%, 08/16/23 (Call 07/16/23)	150	158,085
3.95%, 08/16/25 (Call 06/16/25)	85	92,650
4.13%, 11/16/28 (Call 08/16/28)(b)	550	618,761

		10,977,449

Agriculture — 0.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	347	343,433
2.85%, 08/09/22	450	457,200
3.49%, 02/14/22	35	35,918
3.80%, 02/14/24 (Call 01/14/24)	55	57,641
4.00%, 01/31/24	315	332,397
4.40%, 02/14/26 (Call 12/14/25)	275	296,744
4.75%, 05/05/21	400	415,096
4.80%, 02/14/29 (Call 11/14/28)	375	414,694
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	345	349,878
4.48%, 03/01/21	100	102,995
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	245	247,661
2.79%, 09/06/24 (Call 08/06/24)	100	100,037
3.22%, 08/15/24 (Call 06/15/24)	360	366,599
3.22%, 09/06/26 (Call 07/06/26)	100	100,118
3.46%, 09/06/29 (Call 06/06/29)	200	199,230
3.56%, 08/15/27 (Call 05/15/27)	635	646,347
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	155	153,966
3.75%, 09/25/27 (Call 06/25/27)	135	137,878
4.35%, 03/15/24 (Call 02/15/24)	125	131,795
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	220	219,754
2.13%, 05/10/23 (Call 03/10/23)	135	135,073
2.38%, 08/17/22 (Call 07/17/22)	75	75,626
2.50%, 08/22/22	150	151,639
2.63%, 02/18/22 (Call 01/18/22)	115	116,450
2.63%, 03/06/23	200	203,316
2.75%, 02/25/26 (Call 11/25/25)	25	25,398
2.88%, 05/01/24 (Call 04/01/24)	100	102,826
2.90%, 11/15/21	25	25,427
3.13%, 08/17/27 (Call 05/17/27)	150	155,998
3.25%, 11/10/24	275	288,557
3.38%, 08/11/25 (Call 05/11/25)	190	200,619

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.60%, 11/15/23(b)	$150	$158,538
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	555	594,322
4.85%, 09/15/23	200	216,088

		7,559,258

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	124	129,660
Series 2015-1, Class A, 3.38%, 11/01/28	58	60,248
Series 2017-2, Class AA, 3.35%, 04/15/31	184	186,764
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	17	18,413
Delta Air Lines Inc.
2.60%, 12/04/20	120	120,283
2.90%, 10/28/24 (Call 09/28/24)	100	99,034
3.40%, 04/19/21	125	126,605
3.63%, 03/15/22 (Call 02/15/22)	150	153,414
3.75%, 10/28/29 (Call 07/28/29)	100	98,751
3.80%, 04/19/23 (Call 03/19/23)	25	25,782
4.38%, 04/19/28 (Call 01/19/28)	150	155,618
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 02/10/24	21	22,485
Series 2019-1, Class AA, 3.20%, 10/25/25	110	114,085
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	175	179,503
3.45%, 11/16/27 (Call 08/16/27)	50	52,752
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	19	20,159
Series 2014-2, Class A, 3.75%, 03/03/28	232	244,856

		1,808,412

Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	275	281,223
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	130	140,044
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	75	75,873
4.13%, 07/15/27 (Call 04/15/27)	180	183,782
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	102,252

		783,174

Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.65%, 07/12/21	175	174,270
2.20%, 06/27/22	95	95,654
2.30%, 09/09/26	150	150,140
2.40%, 06/27/24	100	101,020
2.60%, 11/16/22	50	50,865
2.65%, 02/12/21	200	201,706
2.90%, 02/16/24	175	180,079
3.38%, 12/10/21	50	51,429
3.45%, 07/14/23	165	172,905
3.50%, 02/15/28	100	107,858
3.55%, 01/12/24	200	211,250
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	310	313,525
6.63%, 10/01/28	100	108,848
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	550	548,146
3.20%, 01/15/21	400	401,580
3.22%, 01/09/22	300	300,768
3.34%, 03/18/21	350	351,753

Security	Par (000)	Value

Auto Manufacturers (continued)
3.34%, 03/28/22 (Call 02/28/22)	$290	$291,520
3.81%, 10/12/21	200	202,990
3.81%, 01/09/24 (Call 11/09/23)	260	260,725
3.82%, 11/02/27 (Call 08/02/27)	200	189,886
4.06%, 11/01/24 (Call 10/01/24)	200	201,246
4.13%, 08/04/25	550	549,048
4.25%, 09/20/22	400	410,612
4.39%, 01/08/26	250	250,390
5.09%, 01/07/21	250	255,785
5.11%, 05/03/29 (Call 02/03/29)	300	303,105
5.88%, 08/02/21	400	418,792
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	75	76,742
4.88%, 10/02/23	50	53,795
5.00%, 10/01/28 (Call 07/01/28)	215	230,271
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	95	96,509
3.20%, 07/06/21 (Call 06/06/21)	350	353,997
3.25%, 01/05/23 (Call 12/05/22)	328	333,592
3.45%, 01/14/22 (Call 12/14/21)	200	203,874
3.45%, 04/10/22 (Call 02/10/22)	150	152,972
3.50%, 11/07/24 (Call 09/07/24)	280	286,280
3.55%, 04/09/21	50	50,767
3.55%, 07/08/22	250	256,688
3.70%, 05/09/23 (Call 03/09/23)	285	293,219
3.85%, 01/05/28 (Call 10/05/27)	50	50,391
3.95%, 04/13/24 (Call 02/13/24)	25	25,991
4.00%, 01/15/25 (Call 10/15/24)	250	260,047
4.00%, 10/06/26 (Call 07/06/26)	175	178,915
4.15%, 06/19/23 (Call 05/19/23)	140	146,630
4.20%, 03/01/21 (Call 02/01/21)	500	510,210
4.20%, 11/06/21	300	309,882
4.35%, 04/09/25 (Call 02/09/25)	165	173,712
4.35%, 01/17/27 (Call 10/17/26)	290	300,280
4.38%, 09/25/21	275	284,416
5.10%, 01/17/24 (Call 12/17/23)	330	356,690
5.25%, 03/01/26 (Call 12/01/25)	305	332,923
PACCAR Financial Corp.
1.90%, 02/07/23	75	74,879
2.30%, 08/10/22	125	126,163
2.65%, 05/10/22	175	178,010
2.80%, 03/01/21	125	126,416
3.10%, 05/10/21	50	50,709
3.15%, 08/09/21	110	112,323
3.40%, 08/09/23	50	52,129
Toyota Motor Corp.
2.36%, 07/02/24	150	151,940
2.76%, 07/02/29	60	62,087
3.18%, 07/20/21	100	102,096
3.42%, 07/20/23	200	209,834
3.67%, 07/20/28	45	49,805
Toyota Motor Credit Corp.
1.80%, 10/07/21	220	219,624
2.00%, 10/07/24	200	199,562
2.15%, 09/08/22	225	226,514
2.60%, 01/11/22	225	228,251
2.63%, 01/10/23	175	178,409
2.65%, 04/12/22	275	279,900
2.90%, 04/17/24	155	160,698
2.95%, 04/13/21	125	126,894

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 01/08/21	$160	$162,054
3.05%, 01/11/28	150	158,436
3.20%, 01/11/27	185	196,968
3.35%, 01/08/24	175	183,974
3.40%, 09/15/21	225	230,886
3.40%, 04/14/25	150	159,614
3.45%, 09/20/23	195	205,132

		16,387,995

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	250	265,632
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	25	26,914
4.35%, 03/15/29 (Call 12/15/28)	50	54,378
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	68,181
Lear Corp.
4.25%, 05/15/29 (Call 02/15/29)	150	154,673
5.25%, 01/15/25 (Call 01/15/20)	262	269,538
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	25	26,268
4.15%, 10/01/25 (Call 07/01/25)	250	271,165

		1,136,749

Banks — 9.6%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	356,569
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	249,928
2.30%, 06/01/21	500	502,300
2.55%, 11/23/21	250	252,653
2.63%, 05/19/22	300	304,506
Banco Santander SA
2.71%, 06/27/24	400	404,520
3.13%, 02/23/23	200	203,986
3.31%, 06/27/29	200	206,344
3.85%, 04/12/23	200	208,364
4.25%, 04/11/27	200	215,634
4.38%, 04/12/28	200	218,774
5.18%, 11/19/25	400	441,148
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	575	579,238
2.63%, 04/19/21	600	605,382
2.74%, 01/23/22 (Call 01/23/21)(c)	275	276,878
2.82%, 07/21/23 (Call 07/21/22)(c)	350	355,092
2.88%, 04/24/23 (Call 04/24/22)(c)	560	568,602
3.00%, 12/20/23 (Call 12/20/22)(c)	710	725,031
3.09%, 10/01/25 (Call 10/01/24)(c)	260	267,771
3.12%, 01/20/23 (Call 01/20/22)(c)	340	346,630
3.19%, 07/23/30 (Call 07/23/29)(c)	750	773,872
3.25%, 10/21/27 (Call 10/21/26)	225	234,612
3.30%, 01/11/23	675	697,565
3.37%, 01/23/26 (Call 01/23/25)(c)	260	271,528
3.42%, 12/20/28 (Call 12/20/27)(c)	988	1,035,147
3.46%, 03/15/25 (Call 03/15/24)(c)	310	322,964
3.50%, 05/17/22 (Call 05/17/21)(c)	85	86,746
3.50%, 04/19/26	510	542,380
3.55%, 03/05/24 (Call 03/05/23)(c)	125	129,794
3.56%, 04/23/27 (Call 04/23/26)(c)	330	347,810
3.59%, 07/21/28 (Call 07/21/27)(c)	600	635,154
3.71%, 04/24/28 (Call 04/24/27)(c)	700	745,696
3.82%, 01/20/28 (Call 01/20/27)(c)	300	322,398

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23)(c)	$400	$421,124
3.88%, 08/01/25	550	591,437
3.97%, 03/05/29 (Call 03/05/28)(c)	500	543,300
3.97%, 02/07/30 (Call 02/07/29)(c)	650	709,982
4.00%, 04/01/24	495	530,170
4.00%, 01/22/25	550	585,040
4.10%, 07/24/23	550	586,201
4.13%, 01/22/24	677	726,150
4.20%, 08/26/24	545	583,924
4.25%, 10/22/26	355	387,965
4.27%, 07/23/29 (Call 07/23/28)(c)	425	472,383
4.45%, 03/03/26	350	383,764
Series L, 3.95%, 04/21/25	405	430,150
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	162,378
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	250	256,233
Bank of Montreal
1.90%, 08/27/21	690	689,331
2.35%, 09/11/22	575	581,986
2.50%, 06/28/24	105	106,005
2.55%, 11/06/22 (Call 10/06/22)	175	177,734
2.90%, 03/26/22	355	361,855
3.80%, 12/15/32 (Call 12/15/27)(c)	200	207,904
4.34%, 10/05/28 (Call 10/05/23)(c)	65	68,433
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	285	285,459
2.10%, 10/24/24	200	199,874
2.45%, 08/17/26 (Call 05/17/26)	230	231,854
2.50%, 04/15/21 (Call 03/15/21)	380	382,842
2.60%, 02/07/22 (Call 01/07/22)	100	101,425
2.66%, 05/16/23 (Call 05/16/22)(c)	57	57,716
2.80%, 05/04/26 (Call 02/04/26)	225	231,892
2.95%, 01/29/23 (Call 12/29/22)	105	107,972
3.25%, 09/11/24 (Call 08/11/24)	190	199,445
3.25%, 05/16/27 (Call 02/16/27)	345	363,972
3.30%, 08/23/29 (Call 05/23/29)	25	26,321
3.40%, 05/15/24 (Call 04/15/24)	175	184,055
3.45%, 08/11/23	100	104,937
3.50%, 04/28/23	100	104,710
3.85%, 04/28/28	175	194,366
3.95%, 11/18/25 (Call 10/18/25)	150	163,940
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	375	398,002
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	234,077
Bank of Nova Scotia (The)
2.38%, 01/18/23	25	25,272
2.45%, 03/22/21	450	453,127
2.45%, 09/19/22	293	297,102
2.50%, 01/08/21	250	251,535
2.70%, 03/07/22	430	437,280
2.70%, 08/03/26	400	406,128
2.80%, 07/21/21	200	202,886
4.38%, 01/13/21	175	179,722
4.50%, 12/16/25	350	382,399
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	345	346,984
Barclays PLC
3.20%, 08/10/21	450	456,084
3.65%, 03/16/25	210	216,764
3.68%, 01/10/23 (Call 01/10/22)	325	332,163
3.93%, 05/07/25 (Call 05/07/24)(c)	350	364,469
4.34%, 05/16/24 (Call 05/16/23)(c)	200	209,962
4.34%, 01/10/28 (Call 01/10/27)	300	321,306

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 01/12/26	$345	$370,609
4.61%, 02/15/23 (Call 02/15/22)(c)	250	260,525
4.97%, 05/16/29 (Call 05/16/28)(c)	300	336,579
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	260	260,221
2.15%, 02/01/21 (Call 01/01/21)	225	225,362
2.75%, 04/01/22 (Call 03/01/22)	220	223,452
2.85%, 10/26/24 (Call 09/26/24)	270	276,820
3.05%, 06/20/22 (Call 05/20/22)	77	78,818
3.20%, 09/03/21 (Call 08/03/21)	150	152,868
3.70%, 06/05/25 (Call 05/05/25)	80	85,782
3.75%, 12/06/23 (Call 11/06/23)	315	332,649
3.88%, 03/19/29 (Call 02/19/29)	400	435,860
3.95%, 03/22/22 (Call 02/22/22)	175	181,522
BBVA USA
3.50%, 06/11/21 (Call 05/11/21)	250	254,383
3.88%, 04/10/25 (Call 03/10/25)	250	263,450
BNP Paribas SA
3.25%, 03/03/23	165	171,348
4.25%, 10/15/24	270	286,791
5.00%, 01/15/21	600	619,968
BPCE SA
2.65%, 02/03/21	250	251,693
2.75%, 12/02/21	250	253,345
3.38%, 12/02/26	250	264,242
4.00%, 04/15/24	250	267,750
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	250	253,123
2.64%, 09/17/29 (Call 09/17/24)(c)	250	249,138
2.85%, 04/01/21 (Call 03/01/21)	250	252,563
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	275	279,053
2.61%, 07/22/23 (Call 07/22/22)(c)	50	50,424
2.70%, 02/02/21	270	272,379
3.50%, 09/13/23	220	231,515
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	350,749
2.95%, 07/23/21 (Call 06/23/21)	400	405,312
Citibank N.A., 2.84%, 05/20/22 (Call 05/20/21)(c)	250	252,615
Citigroup Inc.
2.35%, 08/02/21	250	251,120
2.70%, 03/30/21	700	705,817
2.70%, 10/27/22 (Call 09/27/22)	255	258,947
2.75%, 04/25/22 (Call 03/25/22)	550	558,162
2.88%, 07/24/23 (Call 07/24/22)(c)	485	492,202
2.90%, 12/08/21 (Call 11/08/21)	450	456,592
3.14%, 01/24/23 (Call 01/24/22)(c)	325	331,139
3.20%, 10/21/26 (Call 07/21/26)	690	715,592
3.30%, 04/27/25	410	427,946
3.35%, 04/24/25 (Call 04/24/24)(c)	495	513,092
3.40%, 05/01/26	343	360,037
3.50%, 05/15/23	272	282,502
3.52%, 10/27/28 (Call 10/27/27)(c)	490	516,264
3.67%, 07/24/28 (Call 07/24/27)(c)	450	477,828
3.70%, 01/12/26	300	319,980
3.75%, 06/16/24	150	158,790
3.88%, 10/25/23	255	270,790
3.88%, 03/26/25	250	263,425
3.89%, 01/10/28 (Call 01/10/27)(c)	700	751,485
3.98%, 03/20/30 (Call 03/20/29)(c)	500	544,350

Security	Par (000)	Value

Banks (continued)
4.00%, 08/05/24	$240	$256,150
4.04%, 06/01/24 (Call 06/01/23)(c)	125	131,974
4.05%, 07/30/22	149	155,809
4.08%, 04/23/29 (Call 04/23/28)(c)	500	547,195
4.13%, 07/25/28	345	374,777
4.30%, 11/20/26	75	81,601
4.40%, 06/10/25	500	540,140
4.45%, 09/29/27	200	220,194
4.50%, 01/14/22	475	498,460
4.60%, 03/09/26	405	445,921
5.50%, 09/13/25	400	457,044
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	100,672
2.65%, 05/26/22 (Call 04/26/22)	250	253,015
3.70%, 03/29/23 (Call 02/28/23)	250	261,818
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	300	300,489
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	300	315,723
4.00%, 02/01/29 (Call 11/03/28)	125	137,449
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	250	251,675
Cooperatieve Rabobank UA
3.75%, 07/21/26	300	313,728
3.88%, 02/08/22	560	581,599
3.95%, 11/09/22	250	260,508
4.50%, 01/11/21	375	385,234
4.63%, 12/01/23	250	269,527
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	400	402,392
2.75%, 01/10/22	250	253,575
2.75%, 01/10/23	250	254,573
3.13%, 04/26/21	250	253,948
Credit Suisse AG/New York NY
3.00%, 10/29/21	380	386,711
3.63%, 09/09/24	450	476,455
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	275	277,769
3.45%, 04/16/21	345	350,941
3.75%, 03/26/25	390	411,391
3.80%, 09/15/22	450	468,000
3.80%, 06/09/23	250	261,345
4.55%, 04/17/26	500	554,645
Deutsche Bank AG
3.13%, 01/13/21	150	150,375
3.38%, 05/12/21	340	342,298
4.10%, 01/13/26	180	182,002
Deutsche Bank AG/London, 3.70%, 05/30/24	315	317,010
Deutsche Bank AG/New York NY
3.13%, 01/13/21	25	25,058
3.15%, 01/22/21	250	250,400
3.38%, 05/12/21	150	150,606
3.70%, 05/30/24	200	200,746
3.96%, 11/26/25 (Call 11/26/24)(c)	300	301,953
4.25%, 02/04/21	460	466,757
4.25%, 10/14/21	100	102,238
Series D, 5.00%, 02/14/22	200	207,902
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	250	257,585
3.45%, 07/27/26 (Call 04/27/26)	250	259,280

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.68%, 08/09/28 (Call 08/09/23)(c)	$350	$366,177
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	100	101,076
3.50%, 03/15/22 (Call 02/15/22)(b)	30	30,906
3.65%, 01/25/24 (Call 12/25/23)	145	152,676
3.95%, 03/14/28 (Call 02/14/28)	180	197,132
4.30%, 01/16/24 (Call 12/16/23)	275	295,581
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	300	301,077
3.85%, 03/15/26 (Call 02/15/26)	200	213,528
3.95%, 07/28/25 (Call 06/28/25)	200	217,402
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	353,234
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	285	285,855
2.60%, 12/27/20 (Call 06/27/20)	350	350,133
2.63%, 04/25/21 (Call 03/25/21)	340	342,482
2.88%, 02/25/21 (Call 01/25/21)	250	252,383
2.88%, 10/31/22 (Call 10/31/21)(c)	625	632,100
2.91%, 07/24/23 (Call 07/24/22)(c)	485	492,159
3.00%, 04/26/22 (Call 04/26/21)	460	465,152
3.20%, 02/23/23 (Call 01/23/23)	105	108,025
3.27%, 09/29/25 (Call 09/29/24)(c)	500	516,230
3.50%, 01/23/25 (Call 10/23/24)	483	504,204
3.50%, 11/16/26 (Call 11/16/25)	575	600,053
3.63%, 01/22/23	350	364,612
3.63%, 02/20/24 (Call 01/20/24)	300	314,427
3.69%, 06/05/28 (Call 06/05/27)(c)	474	501,753
3.75%, 05/22/25 (Call 02/22/25)	300	317,274
3.75%, 02/25/26 (Call 11/25/25)	150	159,209
3.81%, 04/23/29 (Call 04/23/28)(c)	430	459,279
3.85%, 07/08/24 (Call 04/08/24)	450	476,374
3.85%, 01/26/27 (Call 01/26/26)	523	556,801
4.00%, 03/03/24	615	654,194
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	448	492,173
4.25%, 10/21/25	400	430,896
5.25%, 07/27/21	650	683,156
5.75%, 01/24/22	800	859,168
5.95%, 01/15/27	85	101,663
HSBC Holdings PLC
2.65%, 01/05/22	400	403,932
2.95%, 05/25/21	425	430,406
3.26%, 03/13/23 (Call 03/13/22)(c)	540	550,843
3.40%, 03/08/21	500	507,870
3.60%, 05/25/23	200	208,184
3.80%, 03/11/25 (Call 03/11/24)(c)	585	610,956
3.90%, 05/25/26	500	531,740
3.95%, 05/18/24 (Call 05/18/23)(c)	400	418,212
3.97%, 05/22/30 (Call 05/22/29)(c)	200	213,632
4.00%, 03/30/22	250	260,533
4.04%, 03/13/28 (Call 03/13/27)(c)	530	563,257
4.25%, 03/14/24	450	476,077
4.25%, 08/18/25	450	477,823
4.29%, 09/12/26 (Call 09/12/25)(c)	450	483,318
4.30%, 03/08/26	525	569,840
4.38%, 11/23/26	250	268,635
4.58%, 06/19/29 (Call 06/19/28)(c)	455	503,967
5.10%, 04/05/21	575	597,339
HSBC USA Inc., 3.50%, 06/23/24	300	316,392
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	280	281,240

Security	Par (000)	Value

Banks (continued)
2.63%, 08/06/24 (Call 07/06/24)	$30	$30,329
3.15%, 03/14/21 (Call 02/14/21)	50	50,646
4.00%, 05/15/25 (Call 04/15/25)	110	118,412
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	350	353,430
3.25%, 05/14/21 (Call 04/14/21)	250	254,170
Industrial & Commercial Bank of China Ltd./New York NY
2.64%, 05/26/21	250	250,560
3.54%, 11/08/27	250	260,868
ING Groep NV
3.95%, 03/29/27	450	483,570
4.05%, 04/09/29	200	219,358
4.10%, 10/02/23	720	763,790
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	55	55,101
2.40%, 06/07/21 (Call 05/07/21)	525	527,977
2.55%, 03/01/21 (Call 02/01/21)	500	503,315
2.70%, 05/18/23 (Call 03/18/23)	500	508,335
2.74%, 10/15/30 (Call 10/15/29)(c)	1,000	997,730
2.78%, 04/25/23 (Call 04/25/22)(c)	400	405,316
2.95%, 10/01/26 (Call 07/01/26)	475	490,518
2.97%, 01/15/23 (Call 01/15/22)	460	467,967
3.13%, 01/23/25 (Call 10/23/24)	50	51,895
3.20%, 01/25/23	416	430,028
3.20%, 06/15/26 (Call 03/15/26)	425	444,087
3.22%, 03/01/25 (Call 03/01/24)(c)	550	569,030
3.25%, 09/23/22	700	722,939
3.30%, 04/01/26 (Call 01/01/26)	502	527,622
3.38%, 05/01/23	400	414,880
3.51%, 01/23/29 (Call 01/23/28)(c)	520	551,216
3.54%, 05/01/28 (Call 05/01/27)(c)	425	450,258
3.56%, 04/23/24 (Call 04/23/23)(c)	255	265,633
3.63%, 05/13/24	450	476,289
3.63%, 12/01/27 (Call 12/01/26)	315	332,186
3.70%, 05/06/30 (Call 05/06/29)(c)	200	215,040
3.78%, 02/01/28 (Call 02/01/27)(c)	575	618,159
3.80%, 07/23/24 (Call 07/23/23)(c)	425	447,206
3.88%, 02/01/24	475	506,184
3.88%, 09/10/24	440	467,966
3.90%, 07/15/25 (Call 04/15/25)	500	538,460
3.96%, 01/29/27 (Call 01/29/26)(c)	395	426,766
4.01%, 04/23/29 (Call 04/23/28)(c)	610	668,438
4.02%, 12/05/24 (Call 12/05/23)(c)	200	212,996
4.13%, 12/15/26	565	618,969
4.20%, 07/23/29 (Call 07/23/28)(c)	200	222,218
4.35%, 08/15/21	550	571,516
4.45%, 12/05/29 (Call 12/05/28)(c)	250	283,490
4.50%, 01/24/22	650	683,091
4.63%, 05/10/21	400	414,812
7.63%, 10/15/26	44	56,925
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	251,673
2.40%, 06/09/22	350	353,143
2.50%, 11/22/21	410	413,891
KeyCorp.
4.10%, 04/30/28	250	273,475
4.15%, 10/29/25	120	131,167
5.10%, 03/24/21	350	363,751
KfW
1.38%, 08/05/24	500	492,865

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.63%, 03/15/21	$600	$599,238
1.75%, 09/15/21	300	300,288
1.88%, 12/15/20	150	150,210
2.00%, 09/29/22	75	75,694
2.00%, 10/04/22	510	514,626
2.00%, 05/02/25	1,050	1,065,067
2.13%, 03/07/22	1,130	1,141,413
2.13%, 06/15/22	1,225	1,238,891
2.13%, 01/17/23	425	430,797
2.38%, 12/29/22	1,106	1,129,392
2.50%, 02/15/22	50	50,891
2.50%, 11/20/24	1,600	1,660,608
2.63%, 04/12/21	825	835,098
2.63%, 01/25/22	1,025	1,045,561
2.63%, 02/28/24	75	77,858
2.88%, 04/03/28	420	454,717
3.13%, 12/15/21	500	514,420
Korea Development Bank (The)
2.00%, 09/12/26	200	195,500
3.00%, 09/14/22	300	307,398
3.00%, 01/13/26	200	207,368
4.63%, 11/16/21	300	314,781
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	150	149,477
2.00%, 01/13/25	425	430,555
2.25%, 10/01/21	500	504,795
2.38%, 06/10/25	550	568,023
Series 36, 2.00%, 12/06/21	200	201,176
Series 37, 2.50%, 11/15/27	200	209,876
Lloyds Bank PLC
3.30%, 05/07/21	200	203,296
6.38%, 01/21/21	175	183,670
Lloyds Banking Group PLC
2.86%, 03/17/23 (Call 03/17/22)(c)	400	403,692
3.00%, 01/11/22	250	253,475
3.10%, 07/06/21	200	202,962
3.57%, 11/07/28 (Call 11/07/27)(c)	270	278,273
3.75%, 01/11/27	250	263,010
4.05%, 08/16/23	200	210,998
4.38%, 03/22/28	200	219,250
4.45%, 05/08/25	200	217,734
4.50%, 11/04/24	400	425,056
4.55%, 08/16/28	200	222,592
4.58%, 12/10/25	250	267,777
4.65%, 03/24/26	400	430,568
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	155	162,652
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	303,678
2.63%, 01/25/21 (Call 12/25/20)	250	251,700
2.90%, 02/06/25 (Call 01/06/25)	250	257,815
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	550	550,792
2.62%, 07/18/22	200	202,326
2.67%, 07/25/22	460	465,727
2.76%, 09/13/26	250	252,055
2.80%, 07/18/24	200	203,554
2.95%, 03/01/21	510	515,488
3.20%, 07/18/29	200	207,486
3.22%, 03/07/22	125	127,883
3.29%, 07/25/27	25	26,100

Security	Par (000)	Value

Banks (continued)
3.41%, 03/07/24	$350	$364,584
3.46%, 03/02/23	100	103,625
3.68%, 02/22/27	160	170,595
3.74%, 03/07/29	375	405,416
3.76%, 07/26/23	350	367,783
3.78%, 03/02/25	274	291,791
3.85%, 03/01/26	475	508,639
3.96%, 03/02/28	125	136,630
4.05%, 09/11/28	275	303,993
Mizuho Financial Group Inc.
2.27%, 09/13/21	275	275,555
2.56%, 09/13/25 (Call 09/13/24)(c)	200	199,812
2.60%, 09/11/22	250	252,230
2.84%, 07/16/25 (Call 07/16/24)(c)	250	252,865
3.17%, 09/11/27	250	258,303
3.55%, 03/05/23	250	259,730
3.66%, 02/28/27	255	271,608
3.92%, 09/11/24 (Call 09/11/23)(c)	200	210,128
4.02%, 03/05/28	250	274,302
Morgan Stanley
2.50%, 04/21/21	590	593,410
2.63%, 11/17/21	505	510,494
2.72%, 07/22/25 (Call 07/22/24)(c)	145	146,653
2.75%, 05/19/22	555	562,776
3.13%, 01/23/23	585	601,087
3.13%, 07/27/26	575	596,154
3.59%, 07/22/28 (Call 07/22/27)(c)	500	529,945
3.63%, 01/20/27	500	532,720
3.70%, 10/23/24	575	609,552
3.74%, 04/24/24 (Call 04/24/23)(c)	430	449,277
3.75%, 02/25/23	185	193,726
3.77%, 01/24/29 (Call 01/24/28)(c)	279	299,292
3.88%, 01/27/26	665	716,963
3.95%, 04/23/27	420	450,118
4.00%, 07/23/25	560	606,066
4.10%, 05/22/23	230	242,802
4.35%, 09/08/26	555	607,531
4.43%, 01/23/30 (Call 01/23/29)(c)	500	563,875
4.88%, 11/01/22	450	482,526
5.00%, 11/24/25	365	410,654
5.50%, 07/28/21	560	590,878
5.75%, 01/25/21	500	520,765
Series F, 3.88%, 04/29/24	575	611,742
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	280	285,603
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	49,918
2.50%, 05/22/22	400	404,588
2.50%, 07/12/26	275	276,070
2.63%, 01/14/21	250	251,763
2.80%, 01/10/22	250	253,955
3.38%, 01/14/26	250	263,765
3.63%, 06/20/23	250	262,542
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	100	105,138
3.38%, 08/23/21	250	256,215
3.95%, 10/30/25	215	234,225
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	300	300,363
2.38%, 10/01/21	200	202,250

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 03/13/23	$150	$155,471
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	250,628
2.50%, 01/22/21 (Call 12/23/20)	250	251,443
2.70%, 11/01/22 (Call 10/01/22)	300	305,073
3.25%, 06/01/25 (Call 05/02/25)	500	524,365
3.25%, 01/22/28 (Call 12/23/27)	500	528,055
4.20%, 11/01/25 (Call 10/02/25)	250	274,257
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	150	157,100
3.30%, 03/08/22 (Call 02/06/22)	400	411,180
3.45%, 04/23/29 (Call 01/23/29)	625	668,612
3.50%, 01/23/24 (Call 12/23/23)	50	52,705
3.90%, 04/29/24 (Call 03/29/24)	375	399,731
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	75	76,139
3.20%, 02/08/21 (Call 01/08/21)	300	303,666
3.80%, 08/14/23 (Call 07/14/23)	400	421,212
Royal Bank of Canada
2.25%, 11/01/24	200	199,614
2.80%, 04/29/22(b)	110	112,169
3.20%, 04/30/21	775	788,679
3.70%, 10/05/23	260	274,433
4.65%, 01/27/26	345	382,377
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	572,720
4.27%, 03/22/25 (Call 03/22/24)(c)	535	564,505
4.52%, 06/25/24 (Call 06/25/23)(c)	565	597,617
4.80%, 04/05/26	450	497,502
4.89%, 05/18/29 (Call 05/18/28)(c)	500	560,110
5.08%, 01/27/30 (Call 01/27/29)(c)	400	457,376
6.00%, 12/19/23	250	276,062
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	450	451,165
3.40%, 01/18/23 (Call 12/18/22)	150	153,807
3.50%, 06/07/24 (Call 05/07/24)	200	205,150
4.40%, 07/13/27 (Call 04/14/27)	244	262,107
4.50%, 07/17/25 (Call 04/17/25)	245	263,434
Santander UK Group Holdings PLC
2.88%, 08/05/21	250	252,365
3.13%, 01/08/21	220	222,101
3.57%, 01/10/23 (Call 01/10/22)	100	102,062
3.82%, 11/03/28 (Call 11/03/27)(c)	200	209,710
Santander UK PLC
2.88%, 06/18/24	200	203,268
3.40%, 06/01/21	250	254,800
3.75%, 11/15/21	200	206,190
4.00%, 03/13/24	270	288,292
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	750	747,345
State Street Corp.
1.95%, 05/19/21	295	295,268
2.65%, 05/19/26	295	301,047
3.30%, 12/16/24	200	210,806
3.55%, 08/18/25	225	241,175
3.70%, 11/20/23	200	213,076
3.78%, 12/03/24 (Call 12/03/23)(c)	130	137,718
4.38%, 03/07/21	300	309,390
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	266,817
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	90	90,013

Security	Par (000)	Value

Banks (continued)
2.63%, 07/14/26	$60	$60,077
2.70%, 07/16/24	400	404,432
2.72%, 09/27/29(b)	200	199,556
2.78%, 10/18/22	330	335,452
2.85%, 01/11/22	150	152,223
2.93%, 03/09/21	375	378,855
3.01%, 10/19/26	260	265,996
3.04%, 07/16/29	230	235,545
3.10%, 01/17/23	325	333,177
3.20%, 09/17/29	200	203,132
3.35%, 10/18/27	285	298,669
3.36%, 07/12/27	260	272,615
3.45%, 01/11/27	380	399,080
3.54%, 01/17/28	135	143,294
3.75%, 07/19/23	200	210,106
3.78%, 03/09/26	460	491,009
3.94%, 10/16/23	250	264,717
4.31%, 10/16/28(b)	250	281,150
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	225	226,670
2.75%, 05/01/23 (Call 04/01/23)	200	203,726
3.00%, 02/02/23 (Call 01/02/23)	150	153,800
3.30%, 05/15/26 (Call 04/15/26)	250	260,608
3.50%, 08/02/22 (Call 08/02/21)(c)	50	51,090
3.69%, 08/02/24 (Call 08/02/23)(c)	100	104,798
4.05%, 11/03/25 (Call 09/03/25)	50	54,939
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	200	202,304
2.90%, 03/03/21 (Call 02/03/21)	240	242,280
4.00%, 05/01/25 (Call 03/01/25)	175	189,154
SVB Financial Group, 3.50%, 01/29/25	160	166,877
Svenska Handelsbanken AB
1.88%, 09/07/21	250	249,620
2.45%, 03/30/21	250	251,718
3.35%, 05/24/21	250	254,918
3.90%, 11/20/23	250	266,905
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	254,470
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	180	182,264
Toronto-Dominion Bank (The)
1.80%, 07/13/21	285	284,795
1.90%, 12/01/22	150	149,636
2.13%, 04/07/21	400	401,396
2.50%, 12/14/20	425	427,571
2.55%, 01/25/21	325	327,398
2.65%, 06/12/24	120	122,537
3.25%, 06/11/21	200	204,164
3.25%, 03/11/24	100	104,511
3.50%, 07/19/23	100	105,271
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	275	276,378
2.40%, 07/30/24 (Call 06/28/24)	125	126,753
2.95%, 07/15/22 (Call 06/15/22)	291	298,083
3.10%, 04/27/26 (Call 03/27/26)	185	192,992
3.60%, 09/11/24 (Call 08/11/24)	275	292,542
3.70%, 01/30/24 (Call 12/29/23)	175	186,239
3.90%, 04/26/28 (Call 03/24/28)	200	224,622
3.95%, 11/17/25 (Call 10/17/25)	250	274,832
4.13%, 05/24/21 (Call 04/23/21)	325	335,000
Series V, 2.38%, 07/22/26 (Call 06/22/26)	345	347,870
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	167,525

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series X, 3.15%, 04/27/27 (Call 03/27/27)	$385	$406,356
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	258,345
2.85%, 01/23/23 (Call 12/23/22)	350	359,054
3.45%, 11/16/21 (Call 10/15/21)	250	256,860
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	50	53,239
Wells Fargo & Co.
2.10%, 07/26/21	725	726,211
2.41%, 10/30/25 (Call 10/30/24)(c)	500	498,715
2.50%, 03/04/21	690	694,085
2.55%, 12/07/20	460	462,880
2.63%, 07/22/22	50	50,586
2.88%, 10/30/30 (Call 10/30/29)(c)	500	502,645
3.00%, 02/19/25	685	703,940
3.00%, 04/22/26	680	699,176
3.00%, 10/23/26	625	641,869
3.07%, 01/24/23 (Call 01/24/22)	375	381,671
3.20%, 06/17/27 (Call 06/17/26)(c)	445	459,044
3.30%, 09/09/24	500	522,065
3.50%, 03/08/22	605	623,362
3.55%, 09/29/25	525	554,001
3.58%, 05/22/28 (Call 05/22/27)(c)	787	834,551
3.75%, 01/24/24 (Call 12/24/23)	410	432,460
4.10%, 06/03/26	560	604,184
4.13%, 08/15/23	50	52,936
4.15%, 01/24/29 (Call 10/24/28)	280	312,323
4.30%, 07/22/27	474	519,807
4.48%, 01/16/24	325	351,406
4.60%, 04/01/21	475	490,751
Series M, 3.45%, 02/13/23	475	491,074
Wells Fargo Bank N.A.
2.60%, 01/15/21	250	251,763
2.90%, 05/27/22 (Call 05/27/21)(c)	260	262,811
3.63%, 10/22/21 (Call 09/21/21)	250	257,133
Westpac Banking Corp.
2.00%, 08/19/21	300	299,619
2.10%, 05/13/21	310	310,254
2.50%, 06/28/22	250	252,625
2.65%, 01/25/21	200	201,406
2.70%, 08/19/26	275	278,561
2.75%, 01/11/23	250	254,578
2.80%, 01/11/22	200	203,172
2.85%, 05/13/26	310	317,344
3.35%, 03/08/27	320	337,715
3.40%, 01/25/28	165	175,883
3.65%, 05/15/23	225	235,607
4.11%, 07/24/34 (Call 07/24/29)(c)	200	207,294
Zions Bancorp N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	247,113
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	250	255,658

		193,804,225

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	750	803,287
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	1,203	1,246,801
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	775	856,576
4.75%, 01/23/29 (Call 10/23/28)	575	668,098
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	152,891

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.55%, 09/01/21	$200	$199,356
1.75%, 09/06/24	150	149,196
2.13%, 09/06/29	150	146,745
2.25%, 09/01/26	215	218,019
2.50%, 04/01/23	25	25,538
2.55%, 06/01/26	150	154,476
2.88%, 10/27/25	270	282,779
2.90%, 05/25/27	175	184,632
3.20%, 11/01/23	295	310,192
3.30%, 09/01/21	305	312,723
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	131,160
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	320	323,917
3.20%, 02/15/23 (Call 01/15/23)	250	256,980
3.60%, 02/15/28 (Call 11/15/27)	125	132,584
3.70%, 12/06/26 (Call 09/06/26)	485	519,226
4.25%, 05/01/23	150	159,668
4.40%, 11/15/25 (Call 09/15/25)	150	164,507
4.75%, 11/15/24	50	55,319
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	160	162,766
3.50%, 09/18/23 (Call 08/18/23)	200	209,850
3.88%, 05/18/28 (Call 02/18/28)	200	221,658
Diageo Investment Corp., 2.88%, 05/11/22	285	290,877
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	280	278,342
3.13%, 12/15/23 (Call 10/15/23)	275	282,843
3.55%, 05/25/21	290	295,968
4.06%, 05/25/23 (Call 04/25/23)	155	163,902
4.42%, 05/25/25 (Call 03/25/25)	225	245,702
4.60%, 05/25/28 (Call 02/25/28)	360	407,768
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	200	199,676
3.00%, 07/15/26 (Call 04/15/26)	415	417,843
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	225	227,336
2.38%, 10/06/26 (Call 07/06/26)	270	275,330
2.63%, 07/29/29 (Call 04/29/29)	250	256,565
2.75%, 03/05/22	400	408,452
2.75%, 03/01/23	20	20,598
2.75%, 04/30/25 (Call 01/30/25)	210	218,665
2.85%, 02/24/26 (Call 11/24/25)	300	313,473
3.00%, 08/25/21	201	205,054
3.10%, 07/17/22 (Call 05/17/22)	100	103,050
3.50%, 07/17/25 (Call 04/17/25)	200	215,002
3.60%, 03/01/24 (Call 12/01/23)	275	292,993

		13,168,383

Biotechnology — 0.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	180	179,565
2.60%, 08/19/26 (Call 05/19/26)	340	344,862
2.65%, 05/11/22 (Call 04/11/22)	385	390,228
3.13%, 05/01/25 (Call 02/01/25)	80	83,164
3.63%, 05/22/24 (Call 02/22/24)	400	423,368
3.88%, 11/15/21 (Call 08/15/21)	355	365,941
4.10%, 06/15/21 (Call 03/15/21)	300	308,265
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	270	290,744

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
3.63%, 09/15/22	$85	$88,450
4.05%, 09/15/25 (Call 06/15/25)	375	407,299
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	168,986
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	170,094
2.95%, 03/01/27 (Call 12/01/26)	195	202,092
3.25%, 09/01/22 (Call 07/01/22)	205	211,615
3.50%, 02/01/25 (Call 11/01/24)	350	370,045
3.65%, 03/01/26 (Call 12/01/25)	525	563,918
3.70%, 04/01/24 (Call 01/01/24)	375	396,784
4.50%, 04/01/21 (Call 01/01/21)	100	102,774

		5,068,194

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	200	202,770
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	51,355
3.90%, 02/14/26 (Call 11/14/25)	37	39,564
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	81,110
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	300	313,428
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,715
4.38%, 04/01/26 (Call 01/01/26)	115	124,974
4.45%, 04/01/25 (Call 01/01/25)	225	243,664
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	150	158,386

		1,265,966

Chemicals — 0.5%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	225	236,817
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	100	105,866
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(a)	300	300,822
Cabot Corp.
3.70%, 07/15/22	130	133,202
4.00%, 07/01/29 (Call 04/01/29)	100	104,528
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	50	51,622
4.63%, 11/15/22	85	89,732
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	295	301,658
3.15%, 05/15/24 (Call 04/15/24)	50	51,446
3.50%, 10/01/24 (Call 07/01/24)	250	262,035
4.55%, 11/30/25 (Call 09/30/25)	200	219,960
4.80%, 11/30/28 (Call 08/30/28)	150	171,419
7.38%, 11/01/29	200	264,676
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	275	293,661
4.49%, 11/15/25 (Call 09/15/25)	310	341,074
4.73%, 11/15/28 (Call 08/15/28)	475	538,455
Eastman Chemical Co.
3.50%, 12/01/21	50	51,163
3.60%, 08/15/22 (Call 05/15/22)	225	232,328
3.80%, 03/15/25 (Call 12/15/24)	205	215,225
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	180	181,562
2.70%, 11/01/26 (Call 08/01/26)	200	205,638
3.25%, 01/14/23 (Call 11/14/22)	90	93,007

Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)	$50	$53,070
4.35%, 12/08/21	150	156,969
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	55	56,356
3.45%, 10/01/29 (Call 07/01/29)	40	41,419
4.10%, 02/01/24 (Call 11/01/23)	90	94,983
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	35	37,062
5.13%, 11/15/22 (Call 08/15/22)	50	53,304
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	27,619
LYB International Finance BV, 4.00%, 07/15/23	100	105,795
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	190	198,784
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	281,952
6.00%, 11/15/21 (Call 08/17/21)	225	239,141
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	225	229,633
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	25	25,547
3.75%, 11/15/21 (Call 08/15/21)	50	51,175
4.05%, 11/15/27 (Call 08/15/27)	185	192,648
4.25%, 11/15/23 (Call 08/15/23)	225	239,767
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	152,718
3.15%, 10/01/22 (Call 07/01/22)	125	127,830
3.50%, 06/01/23 (Call 03/01/23)	85	88,011
3.63%, 03/15/24 (Call 12/15/23)	150	156,908
4.00%, 12/15/26 (Call 09/15/26)	150	160,541
4.20%, 04/01/29 (Call 01/01/29)	65	71,289
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	75	77,651
3.75%, 03/15/28 (Call 12/15/27)(b)	150	163,140
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	155	156,035
2.65%, 02/05/25 (Call 11/05/24)	70	71,673
2.70%, 02/21/23 (Call 11/21/22)	90	91,898
3.00%, 09/01/21	100	101,870
3.20%, 01/30/26 (Call 10/30/25)	150	158,358
4.05%, 03/15/21	50	51,363
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	100	103,391
4.55%, 03/01/29 (Call 12/01/28)	100	108,632
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	250	269,222
6.50%, 09/27/28 (Call 06/27/28)	200	222,500
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	225	228,524
3.13%, 06/01/24 (Call 04/01/24)	120	124,088
3.45%, 06/01/27 (Call 03/01/27)	295	310,818
4.20%, 01/15/22 (Call 10/15/21)	275	285,494
Syngenta Finance NV, 3.13%, 03/28/22	105	105,951
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	174	179,808

		10,098,833

Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	255	271,889
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	125	137,729
5.50%, 11/01/22 (Call 05/01/22)	25	26,903

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	$150	$162,853
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	49,942
3.30%, 12/15/22 (Call 09/15/22)	220	225,821
3.95%, 06/15/23 (Call 05/15/23)	50	52,483
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	25	25,145
3.20%, 08/15/29 (Call 05/15/29)	225	228,213
4.00%, 06/01/23 (Call 05/01/23)	150	157,901
4.80%, 04/01/26 (Call 01/01/26)	165	184,181
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	65	67,653
4.13%, 08/01/23 (Call 07/01/23)	175	185,181
4.25%, 05/01/29 (Call 02/01/29)	100	107,827
4.75%, 08/01/28 (Call 05/01/28)	25	27,822
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	265	268,577
4.50%, 09/01/22 (Call 06/01/22)	50	52,915
4.88%, 02/15/24 (Call 11/15/23)	200	220,218
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	95	95,275
2.85%, 10/01/29 (Call 07/01/29)	670	670,724
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	50	51,170
3.50%, 03/16/23 (Call 02/16/23)	325	337,343
4.00%, 03/18/29 (Call 12/18/28)	145	159,274
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)(b)	80	80,422
2.95%, 01/22/27 (Call 10/22/26)	370	381,969
4.00%, 06/15/25 (Call 03/15/25)	55	59,727
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	200	215,462
5.80%, 05/01/21	105	110,112

		4,614,731

Computers — 0.9%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	415	413,498
1.70%, 09/11/22	55	54,855
2.05%, 09/11/26 (Call 07/11/26)	100	98,937
2.10%, 09/12/22 (Call 08/12/22)	25	25,192
2.15%, 02/09/22	400	403,100
2.20%, 09/11/29 (Call 06/11/29)	305	300,471
2.25%, 02/23/21 (Call 01/23/21)	555	557,814
2.30%, 05/11/22 (Call 04/11/22)	300	303,351
2.40%, 01/13/23 (Call 12/13/22)	250	253,700
2.40%, 05/03/23	595	604,163
2.45%, 08/04/26 (Call 05/04/26)	145	147,398
2.50%, 02/09/22 (Call 01/09/22)	315	319,845
2.50%, 02/09/25	270	275,678
2.70%, 05/13/22	275	280,957
2.75%, 01/13/25 (Call 11/13/24)	385	397,216
2.85%, 05/06/21	600	608,844
2.85%, 02/23/23 (Call 12/23/22)	390	400,674
2.85%, 05/11/24 (Call 03/11/24)	50	51,715
2.90%, 09/12/27 (Call 06/12/27)	555	579,226
3.00%, 02/09/24 (Call 12/09/23)	20	20,779
3.00%, 11/13/27 (Call 08/13/27)	250	263,510
3.20%, 05/13/25	440	464,240
3.20%, 05/11/27 (Call 02/11/27)	420	445,851
3.25%, 02/23/26 (Call 11/23/25)	610	647,972

Security	Par (000)	Value

Computers (continued)
3.35%, 02/09/27 (Call 11/09/26)	$405	$433,172
3.45%, 05/06/24	577	612,762
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	250	260,930
4.42%, 06/15/21 (Call 05/15/21)(a)	650	669,214
4.90%, 10/01/26 (Call 08/01/26)(a)	300	326,379
5.30%, 10/01/29 (Call 07/01/29)(a)	250	276,955
5.45%, 06/15/23 (Call 04/15/23)(a)	775	839,162
6.02%, 06/15/26 (Call 03/15/26)(a)	795	908,677
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	275	287,823
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	152,301
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	290	306,571
4.90%, 10/15/25 (Call 07/15/25)	445	493,558
HP Inc.
4.05%, 09/15/22	164	171,349
4.30%, 06/01/21	75	77,243
4.65%, 12/09/21	50	52,280
IBM Credit LLC
1.80%, 01/20/21	100	99,830
2.65%, 02/05/21	300	302,472
3.00%, 02/06/23	150	154,242
3.60%, 11/30/21	150	154,875
International Business Machines Corp.
1.88%, 08/01/22	200	199,390
2.85%, 05/13/22	365	372,110
2.88%, 11/09/22	250	256,150
2.90%, 11/01/21	200	203,504
3.00%, 05/15/24	470	486,008
3.30%, 05/15/26	500	526,755
3.38%, 08/01/23	300	312,936
3.45%, 02/19/26	250	266,235
3.50%, 05/15/29	800	862,232
3.63%, 02/12/24	400	422,708
7.00%, 10/30/25	100	125,336
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	72	74,356
3.38%, 06/15/21 (Call 04/15/21)	60	61,018
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	35	36,139
4.75%, 06/01/23	93	97,878
4.75%, 01/01/25	37	39,094
4.88%, 03/01/24 (Call 01/01/24)	200	211,884
4.88%, 06/01/27 (Call 03/01/27)	150	158,949

		19,211,463

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	252,787
2.30%, 05/03/22	150	152,773
2.45%, 11/15/21	150	151,794
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	89,744
2.00%, 12/01/24 (Call 11/01/24)	165	165,191
2.38%, 12/01/29 (Call 09/01/29)	65	64,938
3.15%, 03/15/27 (Call 12/15/26)	155	164,337
Procter & Gamble Co. (The)
1.70%, 11/03/21	210	210,000
2.30%, 02/06/22	225	228,080
2.45%, 11/03/26	200	205,702
2.70%, 02/02/26	160	166,101

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27	$200	$211,876
Unilever Capital Corp.
1.38%, 07/28/21	150	148,727
2.00%, 07/28/26	250	247,042
2.20%, 05/05/22 (Call 04/05/22)	150	151,124
2.60%, 05/05/24 (Call 03/05/24)	100	102,276
2.90%, 05/05/27 (Call 02/05/27)	250	261,547
3.00%, 03/07/22	100	102,402
3.25%, 03/07/24 (Call 02/07/24)	220	230,470
3.50%, 03/22/28 (Call 12/22/27)	100	109,046
4.25%, 02/10/21	250	256,835

		3,672,792

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	150	151,470
3.88%, 01/23/28 (Call 10/23/27)	350	363,506
3.95%, 02/01/22 (Call 01/01/22)	200	206,672
4.13%, 07/03/23 (Call 06/03/23)	325	342,654
4.45%, 10/01/25 (Call 08/01/25)	150	161,829
4.50%, 05/15/21	150	154,845
5.00%, 10/01/21	150	157,239
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	104,641
4.25%, 02/15/24	100	106,757
Air Lease Corp.
2.25%, 01/15/23	75	74,768
2.50%, 03/01/21	101	101,370
2.63%, 07/01/22 (Call 06/01/22)	165	166,429
2.75%, 01/15/23 (Call 12/15/22)	165	166,782
3.00%, 09/15/23 (Call 07/15/23)	95	97,043
3.25%, 03/01/25 (Call 01/01/25)	100	102,646
3.25%, 10/01/29 (Call 07/01/29)	200	198,778
3.38%, 06/01/21 (Call 05/01/21)	110	111,762
3.50%, 01/15/22	25	25,643
3.63%, 04/01/27 (Call 01/01/27)	125	129,685
3.63%, 12/01/27 (Call 09/01/27)	150	155,163
3.75%, 02/01/22 (Call 12/01/21)	50	51,529
3.88%, 07/03/23 (Call 06/03/23)	150	157,032
4.25%, 09/15/24 (Call 06/15/24)	195	209,325
4.63%, 10/01/28 (Call 07/01/28)	50	55,227
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	175	183,634
4.25%, 06/15/26 (Call 04/15/26)	100	105,350
4.40%, 09/25/23 (Call 08/25/23)	75	79,440
5.50%, 02/15/22	135	143,429
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	300	312,831
4.13%, 02/13/22	100	103,308
4.63%, 05/19/22	100	104,763
4.63%, 03/30/25	100	107,977
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	625	631,650
2.65%, 12/02/22	500	508,210
2.75%, 05/20/22 (Call 04/20/22)	200	203,276
3.00%, 02/22/21 (Call 01/22/21)	131	132,579
3.00%, 10/30/24 (Call 09/29/24)	220	226,937
3.13%, 05/20/26 (Call 04/20/26)	100	104,369
3.38%, 05/17/21 (Call 04/17/21)	400	407,588
3.40%, 02/22/24 (Call 01/22/24)	105	109,594
3.63%, 12/05/24 (Call 11/04/24)	150	158,571

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 11/05/21 (Call 10/05/21)	$200	$206,166
4.20%, 11/06/25 (Call 10/06/25)	350	384,874
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	630	632,835
2.70%, 03/03/22 (Call 01/31/22)	570	578,886
3.30%, 05/03/27 (Call 04/03/27)	200	214,062
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	155	159,011
3.00%, 03/22/22	65	66,407
4.00%, 10/15/23	190	202,407
BGC Partners Inc., 5.38%, 07/24/23	75	80,048
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	107,222
4.00%, 04/01/24 (Call 02/01/24)	25	26,546
4.25%, 06/02/26 (Call 03/02/26)	100	108,663
4.85%, 03/29/29 (Call 12/29/28)	200	228,498
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	85	86,684
3.20%, 01/30/23 (Call 12/30/22)	270	277,514
3.20%, 02/05/25 (Call 01/05/25)	300	309,516
3.30%, 10/30/24 (Call 09/30/24)	345	357,392
3.45%, 04/30/21 (Call 03/30/21)	175	178,117
3.50%, 06/15/23	20	20,757
3.75%, 04/24/24 (Call 03/24/24)	200	210,322
3.75%, 07/28/26 (Call 06/28/26)	225	235,636
3.75%, 03/09/27 (Call 02/09/27)	350	370,811
3.80%, 01/31/28 (Call 12/31/27)	265	282,286
3.90%, 01/29/24 (Call 12/29/23)	120	126,756
4.20%, 10/29/25 (Call 09/29/25)	240	257,146
4.25%, 04/30/25 (Call 03/31/25)	200	216,992
4.75%, 07/15/21	275	286,506
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	175	178,285
3.00%, 03/10/25 (Call 12/10/24)	80	83,032
3.20%, 03/02/27 (Call 12/02/26)	215	225,453
3.20%, 01/25/28 (Call 10/25/27)	200	209,980
3.25%, 05/21/21 (Call 04/21/21)	200	203,430
3.55%, 02/01/24 (Call 01/01/24)	100	105,509
3.85%, 05/21/25 (Call 03/21/25)	150	162,416
CME Group Inc.
3.00%, 09/15/22	150	154,278
3.00%, 03/15/25 (Call 12/15/24)	215	224,243
3.75%, 06/15/28 (Call 03/15/28)	30	33,323
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	175	184,670
3.85%, 11/21/22	200	209,124
3.95%, 11/06/24 (Call 08/06/24)	200	212,574
4.10%, 02/09/27 (Call 11/09/26)	115	123,593
4.50%, 01/30/26 (Call 11/30/25)	175	191,151
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	90	91,227
4.50%, 06/20/28 (Call 03/20/28)	150	162,399
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	105,627
Franklin Resources Inc.
2.80%, 09/15/22	150	152,924
2.85%, 03/30/25	100	103,543
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	350	361,063
Intercontinental Exchange Inc. 2.35%, 09/15/22 (Call 08/15/22)	105	105,856

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 12/01/20 (Call 11/01/20)	$232	$233,796
3.10%, 09/15/27 (Call 06/15/27)	150	157,211
3.45%, 09/21/23 (Call 08/21/23)	200	209,738
3.75%, 12/01/25 (Call 09/01/25)	215	231,834
4.00%, 10/15/23	220	234,907
International Lease Finance Corp.
4.63%, 04/15/21	25	25,793
5.88%, 08/15/22	160	174,574
8.25%, 12/15/20	200	212,346
8.63%, 01/15/22	100	112,856
Invesco Finance PLC
3.13%, 11/30/22	150	153,627
3.75%, 01/15/26	50	53,218
4.00%, 01/30/24	130	138,082
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	75	81,812
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	125	136,269
Jefferies Group LLC
5.13%, 01/20/23	140	150,833
6.88%, 04/15/21	200	211,564
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	150	162,976
Lazard Group LLC
3.75%, 02/13/25	140	147,001
4.38%, 03/11/29 (Call 12/11/28)	100	109,460
4.50%, 09/19/28 (Call 06/19/28)	105	115,532
Legg Mason Inc., 4.75%, 03/15/26	65	71,286
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	215	225,367
2.95%, 06/01/29 (Call 03/01/29)	35	36,776
3.38%, 04/01/24	215	228,201
3.50%, 02/26/28 (Call 11/26/27)	100	109,168
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	100	106,987
4.25%, 06/01/24 (Call 03/01/24)	175	188,659
ORIX Corp.
2.90%, 07/18/22	65	66,097
3.25%, 12/04/24	230	239,087
4.05%, 01/16/24	200	212,844
Raymond James Financial Inc., 3.63%, 09/15/26	150	159,986
Stifel Financial Corp.
3.50%, 12/01/20	20	20,219
4.25%, 07/18/24	145	153,813
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	35	35,328
3.70%, 08/04/26 (Call 05/04/26)	175	180,357
3.95%, 12/01/27 (Call 09/01/27)	95	99,249
4.25%, 08/15/24 (Call 05/15/24)	205	216,224
4.38%, 03/19/24 (Call 02/19/24)	105	111,362
4.50%, 07/23/25 (Call 04/23/25)	225	241,364
5.15%, 03/19/29 (Call 12/19/28)	175	197,571
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	140	142,908
3.30%, 04/01/27 (Call 01/01/27)	85	89,157
3.75%, 04/01/24 (Call 03/01/24)	200	212,252
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	10	10,094
2.20%, 12/14/20 (Call 11/14/20)	530	532,009
2.75%, 09/15/27 (Call 06/15/27)	210	219,790
2.80%, 12/14/22 (Call 10/14/22)	420	431,273

Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 12/14/25 (Call 09/14/25)	$545	$577,902
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	200	210,886

		25,351,706

Electric — 1.4%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	125	125,726
3.95%, 06/01/28 (Call 03/01/28)	25	27,392
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	155	161,843
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	140	147,062
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	152,619
3.80%, 05/15/28 (Call 02/15/28)	25	27,577
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	75	77,694
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	178,447
Series I, 3.65%, 12/01/21	25	25,767
Series J, 4.30%, 12/01/28 (Call 09/01/28)	140	156,779
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	149,014
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	150	167,229
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	112	115,623
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	170,853
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	50	52,731
3.75%, 11/15/23 (Call 08/15/23)	70	74,059
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	85	85,244
4.25%, 11/30/23 (Call 08/30/23)	250	265,767
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	100	99,870
2.25%, 08/01/22 (Call 05/01/22)	100	100,585
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	103,220
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	35	35,200
2.50%, 09/01/24 (Call 08/01/24)	45	45,030
3.85%, 02/01/24 (Call 01/01/24)	110	115,800
4.25%, 11/01/28 (Call 08/01/28)	110	119,851
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	145	150,446
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	150	165,166
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	160	166,653
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	180	197,690
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	111,980
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	25	24,974
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	51,063
3.38%, 08/15/23 (Call 05/15/23)	150	157,107
3.80%, 11/15/28 (Call 08/15/28)	180	199,913
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	26,272
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	170	181,919
4.25%, 06/01/28 (Call 03/01/28)	25	27,750
Series B, 2.75%, 01/15/22 (Call 12/15/21)	200	202,308
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	114,739
Series D, 2.85%, 08/15/26 (Call 05/15/26)	25	25,359

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.25%, 11/01/22	$200	$199,654
2.85%, 10/01/26 (Call 07/01/26)	180	181,456
3.80%, 03/15/27 (Call 12/15/26)	150	159,531
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	230,416
Series C, 3.40%, 06/15/29 (Call 03/15/29)	85	87,959
Series C, 3.50%, 06/01/24 (Call 03/01/24)	30	31,265
Series D, 3.70%, 08/01/23 (Call 07/01/23)	65	67,863
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	100	100,388
2.50%, 03/15/23 (Call 01/15/23)	300	304,506
2.95%, 12/01/26 (Call 09/01/26)	60	62,591
3.05%, 03/15/23 (Call 02/15/23)	175	180,437
3.95%, 11/15/28 (Call 08/15/28)	25	27,959
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	260	259,126
2.65%, 09/01/26 (Call 06/01/26)	260	262,283
3.05%, 08/15/22 (Call 05/15/22)	175	178,799
3.15%, 08/15/27 (Call 05/15/27)	150	155,620
3.40%, 06/15/29 (Call 03/15/29)	25	26,245
3.55%, 09/15/21 (Call 06/15/21)	175	178,895
3.75%, 04/15/24 (Call 01/15/24)	300	317,694
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	105,470
3.20%, 01/15/27 (Call 10/15/26)	25	26,223
3.80%, 07/15/28 (Call 04/15/28)	175	192,554
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	102,037
3.00%, 09/15/21 (Call 06/15/21)	150	152,511
3.25%, 08/15/25 (Call 05/15/25)	165	174,100
3.38%, 09/01/23 (Call 08/01/23)	25	26,164
3.45%, 03/15/29 (Call 12/15/28)	50	53,963
3.70%, 09/01/28 (Call 06/01/28)	90	98,963
Edison International
2.40%, 09/15/22 (Call 08/15/22)	190	188,231
2.95%, 03/15/23 (Call 01/15/23)	100	99,671
3.55%, 11/15/24 (Call 10/15/24)	175	176,298
4.13%, 03/15/28 (Call 12/15/27)	150	152,007
5.75%, 06/15/27 (Call 04/15/27)	30	33,002
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	150	151,145
3.55%, 06/15/26 (Call 03/15/26)	175	182,632
Enel Chile SA, 4.88%, 06/12/28	25	27,442
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	125	132,509
3.70%, 06/01/24 (Call 03/01/24)	175	185,993
3.75%, 02/15/21 (Call 11/15/20)	150	152,714
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	225	229,264
4.00%, 07/15/22 (Call 05/15/22)	255	265,871
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	22,993
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	29,892
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	100	110,455
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	200	200,170
2.90%, 09/15/29 (Call 06/15/29)	200	199,180
4.85%, 06/01/21 (Call 03/01/21)	50	51,615
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	135,026
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	150	160,197

Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	$50	$50,783
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	76,065
Series L, 2.90%, 10/01/24 (Call 08/01/24)	105	107,480
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	77,915
Series N, 3.80%, 12/01/23 (Call 11/01/23)	75	79,150
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	145	151,666
3.50%, 06/01/22 (Call 05/01/22)	250	256,407
3.95%, 06/15/25 (Call 03/15/25)	175	188,074
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	150	153,595
4.25%, 06/15/22 (Call 03/15/22)	150	156,414
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	220	223,342
Series B, 3.90%, 07/15/27 (Call 04/15/27)	285	305,400
Series B, 4.25%, 03/15/23 (Call 12/15/22)	200	211,446
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	250	261,762
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	180	184,819
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	50	50,122
3.25%, 03/30/27 (Call 12/30/26)	175	181,491
Series A, 2.20%, 09/15/24 (Call 08/15/24)	100	99,587
Series B, 2.65%, 09/15/29 (Call 06/15/29)	100	98,886
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	79,148
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	27,403
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	125	130,530
4.10%, 09/26/28 (Call 06/26/28)	100	109,597
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	116,412
3.25%, 06/30/26 (Call 03/30/26)	85	87,909
3.35%, 11/15/27 (Call 08/15/27)	120	125,554
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	257	273,340
3.65%, 04/15/29 (Call 01/15/29)	250	274,702
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	100	100,974
2.70%, 02/15/23 (Call 12/15/22)	150	152,940
2.85%, 01/27/25 (Call 10/27/24)	25	25,662
2.95%, 02/07/24 (Call 12/07/23)	30	30,989
3.05%, 02/15/22 (Call 11/15/21)	150	152,990
3.25%, 11/01/25 (Call 08/01/25)	160	168,133
3.40%, 11/15/23 (Call 08/15/23)	150	157,516
3.40%, 02/07/28 (Call 11/07/27)	175	187,470
3.70%, 03/15/29 (Call 12/15/28)	75	82,337
3.90%, 11/01/28 (Call 08/01/28)	100	110,307
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	49,800
2.80%, 01/15/23 (Call 12/15/22)	250	255,022
3.15%, 04/01/24 (Call 03/01/24)	250	258,447
3.20%, 02/25/22	50	51,135
3.25%, 04/01/26 (Call 02/01/26)	170	177,465
3.50%, 04/01/29 (Call 01/01/29)	175	185,402
3.55%, 05/01/27 (Call 02/01/27)	250	266,720
4.50%, 06/01/21 (Call 03/01/21)	135	138,973
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	155	155,628

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$175	$176,577
3.20%, 05/15/27 (Call 02/15/27)	195	205,329
3.25%, 05/15/29 (Call 02/15/29)	165	175,527
Ohio Power Co., Series M, 5.38%, 10/01/21	150	159,036
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	108,919
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	55	60,351
4.10%, 06/01/22 (Call 03/01/22)	25	26,140
7.00%, 09/01/22	375	423,802
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	152,840
3.85%, 06/15/21 (Call 03/15/21)	100	102,476
PNM Resources Inc., 3.25%, 03/09/21	125	126,498
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	175	185,022
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	150	153,057
3.95%, 03/15/24 (Call 12/15/23)	150	157,989
4.20%, 06/15/22 (Call 03/15/22)	100	104,257
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	152,615
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	155	158,001
4.40%, 01/15/21 (Call 10/15/20)	175	178,566
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	175	176,988
3.85%, 06/01/23 (Call 05/01/23)	213	223,558
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	110,155
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	131,258
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	60,014
2.25%, 09/15/26 (Call 06/15/26)	125	124,410
2.38%, 05/15/23 (Call 02/15/23)	125	126,576
3.00%, 05/15/27 (Call 02/15/27)	100	103,852
3.25%, 09/01/23 (Call 08/01/23)	125	130,491
3.70%, 05/01/28 (Call 02/01/28)	125	136,958
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	102,210
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	235	243,300
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	100,045
3.00%, 08/15/21	145	147,029
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	169	171,647
2.90%, 02/01/23 (Call 01/01/23)	125	127,136
3.25%, 06/15/27 (Call 03/15/27)	125	128,269
3.40%, 02/01/28 (Call 11/01/27)	150	155,302
3.55%, 06/15/24 (Call 03/15/24)	50	52,224
3.75%, 11/15/25 (Call 08/15/25)	150	158,511
4.05%, 12/01/23 (Call 09/01/23)	100	106,097
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	301,120
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	200	201,078
3.88%, 06/01/21 (Call 03/01/21)	75	76,532
Series A, 2.90%, 03/01/21	25	25,187
Series A, 4.20%, 03/01/29 (Call 12/01/28)	90	99,168
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	200,934

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$270	$271,058
2.95%, 07/01/23 (Call 05/01/23)	250	255,302
3.25%, 07/01/26 (Call 04/01/26)	375	388,530
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	75	78,234
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	100	108,040
Series E, 2.50%, 12/15/21 (Call 11/15/21)	50	50,410
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	25	25,075
Series M, 4.10%, 09/15/28 (Call 06/15/28)	150	164,838
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	102,920
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	75	78,990
3.50%, 03/15/29 (Call 12/15/28)	25	27,162
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	101,661
3.45%, 02/15/24 (Call 11/15/23)	200	209,416
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	207,578
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	266,182
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	80,195
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	190,769
Series B, 2.95%, 11/15/26 (Call 08/15/26)	175	181,216
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	127,358
WEC Energy Group Inc.
3.10%, 03/08/22	35	35,730
3.55%, 06/15/25 (Call 03/15/25)	25	26,534
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	202,790
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	145	150,295
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	150	150,618
2.60%, 12/01/29 (Call 06/01/29)	200	198,644
3.30%, 06/01/25 (Call 12/01/24)	110	114,789
3.35%, 12/01/26 (Call 06/01/26)	175	183,739

		28,767,333

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	235	240,461
3.15%, 06/01/25 (Call 03/01/25)	125	130,721
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	102,305
3.50%, 02/15/28 (Call 11/15/27)	165	171,493

		644,980

Electronics — 0.2%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	335	351,773
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	250	256,727
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	200	198,522
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	195	197,888
3.50%, 04/01/22 (Call 02/01/22)	100	102,330
4.00%, 04/01/25 (Call 01/01/25)	100	103,984
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	125	133,464
4.88%, 12/01/22	100	105,962

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	$50	$53,997
5.00%, 02/15/23	225	239,884
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	175	175,247
3.15%, 06/15/26 (Call 03/15/26)	205	210,197
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	435	434,900
2.15%, 08/08/22 (Call 07/08/22)	75	75,574
2.50%, 11/01/26 (Call 08/01/26)	255	260,125
3.35%, 12/01/23	150	157,842
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	103,221
4.70%, 09/15/22	120	126,943
5.63%, 12/15/20	175	180,414
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	163,202
4.60%, 04/06/27 (Call 01/06/27)	174	192,870
Legrand France SA, 8.50%, 02/15/25	115	148,297
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	50	50,816
4.95%, 02/15/27 (Call 11/16/26)	115	117,776
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	35	36,513
4.90%, 06/15/28 (Call 03/15/28)	125	137,431
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	51,469
3.70%, 02/15/26 (Call 11/15/25)	140	148,166

		4,515,534

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	109	109,625
4.25%, 09/15/28 (Call 06/15/28)(b)	50	49,493

		159,118

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	50	50,523
2.90%, 07/01/26 (Call 04/01/26)	25	25,641
3.20%, 03/15/25 (Call 12/15/24)	100	104,178
3.38%, 11/15/27 (Call 08/15/27)	40	42,478
3.55%, 06/01/22 (Call 03/01/22)	135	139,641
3.95%, 05/15/28 (Call 02/15/28)	200	221,084
4.75%, 05/15/23 (Call 02/15/23)	150	162,165
5.25%, 11/15/21	180	191,050
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	100	106,823
4.25%, 12/01/28 (Call 09/01/28)	75	84,582
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	180	181,852
2.90%, 09/15/22 (Call 06/15/22)	65	66,607
2.95%, 06/15/24 (Call 05/15/24)	30	31,006
3.13%, 03/01/25 (Call 12/01/24)	50	52,198
3.15%, 11/15/27 (Call 08/15/27)	240	251,894
3.20%, 06/15/26 (Call 04/15/26)	50	52,590
3.45%, 06/15/29 (Call 03/15/29)	160	172,078
3.50%, 05/15/24 (Call 02/15/24)	200	210,610
4.60%, 03/01/21 (Call 12/01/20)	125	128,340

		2,275,340

Security	Par (000)	Value

Food — 0.5%
Campbell Soup Co.
3.30%, 03/15/21	$275	$278,891
3.30%, 03/19/25 (Call 12/19/24)	150	154,065
3.65%, 03/15/23 (Call 02/15/23)	110	114,388
3.95%, 03/15/25 (Call 01/15/25)	150	158,757
4.15%, 03/15/28 (Call 12/15/27)	225	243,758
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	60	61,654
3.80%, 10/22/21	300	309,003
4.30%, 05/01/24 (Call 04/01/24)	220	236,064
4.60%, 11/01/25 (Call 09/01/25)	200	220,390
4.85%, 11/01/28 (Call 08/01/28)	180	204,363
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	225	228,202
3.20%, 04/16/21	55	55,884
3.20%, 02/10/27 (Call 11/10/26)	130	136,777
3.65%, 02/15/24 (Call 11/15/23)	250	262,988
4.00%, 04/17/25 (Call 02/17/25)	195	210,524
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	50	50,073
2.30%, 08/15/26 (Call 05/15/26)	175	176,342
2.45%, 11/15/29 (Call 08/15/29)	50	50,265
3.10%, 05/15/21	100	101,698
3.38%, 05/15/23 (Call 04/15/23)	150	157,215
4.13%, 12/01/20	150	153,663
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	135	137,689
JM Smucker Co. (The), 3.50%, 03/15/25	350	366,741
Kellogg Co.
2.65%, 12/01/23	146	148,943
3.25%, 04/01/26	165	171,225
3.40%, 11/15/27 (Call 08/15/27)	125	130,825
4.00%, 12/15/20	28	28,549
4.30%, 05/15/28 (Call 02/15/28)	115	128,281
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	365	363,839
3.38%, 06/15/21	175	177,800
3.95%, 07/15/25 (Call 04/15/25)	380	398,821
4.00%, 06/15/23 (Call 05/15/23)	150	157,094
4.63%, 01/30/29 (Call 10/30/28)	210	230,603
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	100,552
2.65%, 10/15/26 (Call 07/15/26)	175	175,492
2.80%, 08/01/22 (Call 07/01/22)	80	81,359
2.95%, 11/01/21 (Call 10/01/21)	150	152,438
3.30%, 01/15/21 (Call 12/15/20)	125	126,613
3.70%, 08/01/27 (Call 05/01/27)	75	80,249
3.85%, 08/01/23 (Call 05/01/23)	100	105,571
4.00%, 02/01/24 (Call 11/01/23)	125	132,975
4.50%, 01/15/29 (Call 10/15/28)(b)	105	118,062
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	116,794
3.40%, 08/15/27 (Call 05/15/27)	300	314,670
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	225	235,829
3.63%, 02/13/26 (Call 12/13/25)	100	106,623
4.13%, 05/07/28 (Call 02/07/28)	220	245,740
Sysco Corp.
2.60%, 06/12/22	100	101,382
3.25%, 07/15/27 (Call 04/15/27)	150	157,427
3.30%, 07/15/26 (Call 04/15/26)	235	247,354

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.55%, 03/15/25 (Call 01/15/25)	$125	$133,514
3.75%, 10/01/25 (Call 07/01/25)	25	26,870
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	300	319,863
3.95%, 08/15/24 (Call 05/15/24)	297	317,921
4.00%, 03/01/26 (Call 01/01/26)	55	59,579
4.35%, 03/01/29 (Call 12/01/28)	70	79,325
4.50%, 06/15/22 (Call 03/15/22)	385	406,371

		9,947,947

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	103,554
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(b)	375	404,363
Georgia-Pacific LLC, 8.00%, 01/15/24	165	201,684
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	275	281,391
3.65%, 06/15/24 (Call 03/15/24)	225	236,570
3.80%, 01/15/26 (Call 10/15/25)	25	26,573
4.75%, 02/15/22 (Call 12/20/19)	80	84,015
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	332,910

		1,671,060

Gas — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	45	45,547
3.00%, 06/15/27 (Call 03/15/27)	15	15,608
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	100	103,650
4.00%, 04/01/28 (Call 01/01/28)	90	97,509
4.50%, 01/15/21 (Call 10/15/20)	95	96,938
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	175	183,851
Series A, 2.50%, 11/15/24 (Call 10/15/24)	200	200,474
Series B, 3.00%, 11/15/29 (Call 08/15/29)	300	299,259
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	150	155,035
4.75%, 09/01/28 (Call 06/01/28)	50	52,763
5.20%, 07/15/25 (Call 04/15/25)	125	136,816
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	100	100,376
3.49%, 05/15/27 (Call 02/15/27)	220	230,481
3.65%, 06/15/23 (Call 05/15/23)	50	52,061
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	26,173
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	200	214,056
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	150	151,104
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	150	150,388
3.50%, 09/15/21 (Call 06/15/21)	35	35,707
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	53,506

		2,401,302

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	106,465
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	51,334
3.40%, 12/01/21 (Call 09/01/21)	155	158,797
3.40%, 03/01/26 (Call 01/01/26)	100	105,551
4.25%, 11/15/28 (Call 08/15/28)	55	62,362

		484,509

Security	Par (000)	Value

Health Care – Products — 0.4%
Abbott Laboratories
2.55%, 03/15/22	$300	$304,962
2.90%, 11/30/21 (Call 12/19/19)	560	570,797
2.95%, 03/15/25 (Call 12/15/24)	225	234,288
3.40%, 11/30/23 (Call 09/30/23)	258	271,290
3.75%, 11/30/26 (Call 08/30/26)	265	290,710
3.88%, 09/15/25 (Call 06/15/25)	70	76,272
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	255	257,091
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	235	238,572
3.13%, 11/08/21	250	254,373
3.36%, 06/06/24 (Call 04/06/24)	260	270,533
3.70%, 06/06/27 (Call 03/06/27)	229	245,234
3.73%, 12/15/24 (Call 09/15/24)	383	405,547
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	165	172,570
3.75%, 03/01/26 (Call 01/01/26)	250	269,210
3.85%, 05/15/25	89	95,662
4.00%, 03/01/29 (Call 12/01/28)	155	172,633
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	200	205,466
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	100	99,962
2.60%, 11/15/29 (Call 08/15/29)	45	45,203
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	56,284
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	150	160,533
Medtronic Inc.
3.15%, 03/15/22	365	375,337
3.50%, 03/15/25	434	464,575
3.63%, 03/15/24 (Call 12/15/23)	155	164,705
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	305	306,918
3.38%, 05/15/24 (Call 02/15/24)	250	261,662
3.38%, 11/01/25 (Call 08/01/25)	215	227,292
3.50%, 03/15/26 (Call 12/15/25)	85	90,511
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	255	262,196
3.00%, 04/15/23 (Call 02/15/23)	170	174,702
3.20%, 08/15/27 (Call 05/15/27)	150	157,035
3.65%, 12/15/25 (Call 09/15/25)	120	128,642
4.15%, 02/01/24 (Call 11/01/23)	195	209,149
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	205	209,131
3.38%, 11/30/21 (Call 08/30/21)	100	101,939
3.55%, 04/01/25 (Call 01/01/25)	375	393,922
3.70%, 03/19/23 (Call 02/19/23)	145	151,058

		8,375,966

Health Care – Services — 0.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	180	182,684
2.80%, 06/15/23 (Call 04/15/23)	260	263,879
3.50%, 11/15/24 (Call 08/15/24)	215	224,563
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	35	34,918
2.88%, 09/15/29 (Call 06/15/29)	65	64,893
2.95%, 12/01/22 (Call 11/01/22)	150	153,374
3.13%, 05/15/22	175	179,069
3.30%, 01/15/23	225	232,767

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.35%, 12/01/24 (Call 10/01/24)	$200	$208,514
3.50%, 08/15/24 (Call 05/15/24)	180	188,422
3.65%, 12/01/27 (Call 09/01/27)	100	106,072
3.70%, 08/15/21 (Call 05/15/21)	110	112,510
4.10%, 03/01/28 (Call 12/01/27)	285	309,843
CommonSpirit Health
2.95%, 11/01/22	175	177,905
3.35%, 10/01/29 (Call 04/01/29)	200	201,132
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	365	385,560
4.75%, 05/01/23	35	37,459
5.00%, 03/15/24	50	54,441
5.25%, 04/15/25	760	846,632
5.25%, 06/15/26 (Call 12/15/25)	410	457,867
Humana Inc.
2.50%, 12/15/20	65	65,264
2.90%, 12/15/22 (Call 11/15/22)	55	56,015
3.13%, 08/15/29 (Call 05/15/29)	100	101,551
3.15%, 12/01/22 (Call 09/01/22)	125	128,084
3.85%, 10/01/24 (Call 07/01/24)	100	106,427
3.95%, 03/15/27 (Call 12/15/26)	150	161,444
Laboratory Corp. of America Holdings
3.20%, 02/01/22	225	229,916
3.60%, 02/01/25 (Call 11/01/24)	315	330,233
3.60%, 09/01/27 (Call 06/01/27)	75	79,449
3.75%, 08/23/22 (Call 05/23/22)	300	310,734
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	52,372
3.50%, 03/30/25 (Call 12/30/24)	150	157,914
4.20%, 06/30/29 (Call 03/30/29)(b)	100	110,410
4.70%, 04/01/21	150	155,097
UnitedHealth Group Inc.
2.13%, 03/15/21	225	225,511
2.38%, 10/15/22	75	75,728
2.38%, 08/15/24	70	70,580
2.88%, 12/15/21	200	203,572
2.88%, 03/15/22 (Call 12/15/21)	225	229,219
2.88%, 03/15/23	235	240,513
2.95%, 10/15/27	50	52,111
3.10%, 03/15/26	250	261,900
3.15%, 06/15/21	100	101,786
3.35%, 07/15/22	125	129,431
3.38%, 04/15/27	250	265,745
3.45%, 01/15/27	200	213,882
3.50%, 06/15/23	125	130,888
3.50%, 02/15/24	125	131,908
3.75%, 07/15/25	350	377,661
3.85%, 06/15/28	200	220,126
3.88%, 12/15/28	75	82,955
4.70%, 02/15/21 (Call 11/15/20)	200	205,192

		9,686,122

Holding Companies – Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	50	51,572
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	75	76,031
3.63%, 01/19/22 (Call 12/19/21)	100	101,533
4.20%, 06/10/24 (Call 05/10/24)	100	103,957
4.25%, 03/01/25 (Call 01/01/25)	175	181,228
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	50	51,422

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Owl Rock Capital Corp., 4.00%, 03/30/25 (Call 02/28/25)	$105	$104,383

		670,126

Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	85	84,947
2.55%, 12/01/20	40	40,116
5.75%, 08/15/23 (Call 05/15/23)	100	110,675
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	105	109,556

		345,294

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	51,378
3.80%, 11/15/24 (Call 08/15/24)	100	104,665
4.40%, 03/15/29 (Call 12/15/28)	100	109,299
Whirlpool Corp.
4.75%, 02/26/29 (Call 11/26/28)	75	84,043
4.85%, 06/15/21	195	202,486

		551,871

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	62,363
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	106,147
3.80%, 11/15/21	150	155,189
3.90%, 05/15/28 (Call 02/15/28)	200	220,758
Kimberly-Clark Corp.
2.75%, 02/15/26	155	160,152
3.05%, 08/15/25	250	263,260
3.20%, 04/25/29 (Call 01/25/29)	25	26,782
3.95%, 11/01/28 (Call 08/01/28)	140	157,577

		1,152,228

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	200	215,524
Aflac Inc.
3.63%, 11/15/24	400	426,200
4.00%, 02/15/22	200	208,628
Alleghany Corp., 4.95%, 06/27/22	300	320,184
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	150	157,152
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	148,977
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	155,053
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	318	322,630
3.75%, 07/10/25 (Call 04/10/25)	220	233,983
3.90%, 04/01/26 (Call 01/01/26)	335	359,609
4.13%, 02/15/24	275	294,701
4.20%, 04/01/28 (Call 01/01/28)	220	241,978
4.25%, 03/15/29 (Call 12/15/28)	25	27,656
4.88%, 06/01/22	300	320,931
6.40%, 12/15/20	250	261,205
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	200	217,750
Aon Corp.
2.20%, 11/15/22	100	100,078
3.75%, 05/02/29 (Call 02/02/29)	200	214,796
4.50%, 12/15/28 (Call 09/15/28)	125	141,217
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	75,632
3.50%, 06/14/24 (Call 03/14/24)	125	130,899
3.88%, 12/15/25 (Call 09/15/25)	125	133,873

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	$185	$202,174
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	26,973
Assurant Inc., 4.00%, 03/15/23	40	41,621
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	83,248
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	237,215
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	25	26,194
4.35%, 04/20/28 (Call 01/20/28)	325	350,841
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	50	52,407
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	150	159,579
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	150	153,936
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	300	301,482
2.75%, 03/15/23 (Call 01/15/23)	400	410,732
3.00%, 02/11/23	50	51,840
3.13%, 03/15/26 (Call 12/15/25)	505	532,103
3.40%, 01/31/22	225	233,210
3.75%, 08/15/21	47	48,459
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	315	312,417
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	100	108,724
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	306,264
2.88%, 11/03/22 (Call 09/03/22)	85	87,315
3.35%, 05/03/26 (Call 02/03/26)	45	48,083
Cincinnati Financial Corp., 6.92%, 05/15/28	74	96,534
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	40	41,689
3.95%, 05/15/24 (Call 02/15/24)	150	160,747
4.50%, 03/01/26 (Call 12/01/25)	185	204,281
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	25	25,676
4.95%, 06/01/29 (Call 03/01/29)	100	106,919
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	50	54,140
Fidelity National Financial Inc., 5.50%, 09/01/22	200	216,696
First American Financial Corp., 4.60%, 11/15/24	100	107,174
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	115	128,095
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	100	100,650
Lincoln National Corp.
3.35%, 03/09/25	117	121,746
3.63%, 12/12/26 (Call 09/15/26)	195	205,746
3.80%, 03/01/28 (Call 12/01/27)	50	53,278
4.20%, 03/15/22	40	41,745
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	175	188,002
Manulife Financial Corp., 4.15%, 03/04/26	255	282,882
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	90	92,958
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	125	126,910
3.30%, 03/14/23 (Call 01/14/23)	145	149,769
3.50%, 06/03/24 (Call 03/03/24)	250	262,125
3.50%, 03/10/25 (Call 12/10/24)	55	57,692
3.75%, 03/14/26 (Call 12/14/25)	200	214,346
3.88%, 03/15/24 (Call 02/15/24)	65	69,071
4.38%, 03/15/29 (Call 12/15/28)	90	101,925
4.80%, 07/15/21 (Call 04/15/21)	250	259,392
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	31,610

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$140	$145,508
3.05%, 12/15/22	125	129,081
3.60%, 04/10/24	225	238,588
3.60%, 11/13/25 (Call 08/13/25)	80	86,150
Series D, 4.37%, 09/15/23	250	270,047
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	75	79,139
4.88%, 10/01/24 (Call 09/01/24)	200	218,754
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	105,246
Primerica Inc., 4.75%, 07/15/22	175	185,638
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	93,449
3.40%, 05/15/25 (Call 02/15/25)	150	156,712
3.70%, 05/15/29 (Call 02/15/29)	50	54,419
Progressive Corp. (The)
2.45%, 01/15/27	250	251,667
3.75%, 08/23/21	100	103,136
Prudential Financial Inc.
3.50%, 05/15/24	330	349,774
3.88%, 03/27/28 (Call 12/27/27)	150	165,424
4.50%, 11/16/21	250	261,782
4.50%, 09/15/47 (Call 09/15/27)(c)	50	52,058
5.20%, 03/15/44 (Call 03/15/24)(c)	200	212,348
5.63%, 06/15/43 (Call 06/15/23)(c)	20	21,706
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	226,868
5.88%, 09/15/42 (Call 09/15/22)(c)	250	269,957
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	150	159,666
3.95%, 09/15/26 (Call 06/15/26)	25	26,699
5.00%, 06/01/21	200	208,202
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	150	159,370
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	189,096
Unum Group
4.00%, 03/15/24	225	237,679
4.00%, 06/15/29 (Call 03/15/29)	25	26,210
Voya Financial Inc.
3.65%, 06/15/26	150	158,350
4.70%, 01/23/48 (Call 01/23/28)(c)	200	193,300
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	30	29,736
4.50%, 09/15/28 (Call 06/15/28)	200	221,800
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,423
WR Berkley Corp., 4.63%, 03/15/22	300	316,485
XLIT Ltd., 4.45%, 03/31/25	150	163,339

		17,857,077

Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	100	101,273
3.13%, 11/28/21 (Call 09/28/21)	200	203,444
3.40%, 12/06/27 (Call 09/06/27)	370	384,374
3.60%, 11/28/24 (Call 08/28/24)	200	209,908
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	315	314,509
3.38%, 02/25/24	200	212,258
3.63%, 05/19/21	245	251,434
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	100	101,606
2.50%, 11/29/22 (Call 08/29/22)	250	254,622

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)	$330	$341,471
3.15%, 08/22/27 (Call 05/22/27)	605	642,897
3.30%, 12/05/21 (Call 10/05/21)	375	385,125
3.80%, 12/05/24 (Call 09/05/24)	185	200,076
5.20%, 12/03/25 (Call 09/03/25)	230	268,709
Baidu Inc.
3.50%, 11/28/22	300	308,205
3.63%, 07/06/27(b)	375	388,249
3.88%, 09/29/23 (Call 08/29/23)	200	208,058
4.13%, 06/30/25	200	212,888
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	125	127,524
3.55%, 03/15/28 (Call 12/15/27)	100	107,039
3.60%, 06/01/26 (Call 03/01/26)	250	267,547
3.65%, 03/15/25 (Call 12/15/24)	80	85,257
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	200	201,812
2.75%, 01/30/23 (Call 12/30/22)	205	207,938
2.88%, 08/01/21 (Call 06/01/21)	150	151,755
3.45%, 08/01/24 (Call 05/01/24)	100	104,390
3.60%, 06/05/27 (Call 03/05/27)	99	104,020
3.80%, 03/09/22 (Call 02/09/22)	75	77,572
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	210	233,463

		6,657,423

Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	105	106,888
4.25%, 07/16/29(b)	200	203,644
4.55%, 03/11/26	165	173,003
6.13%, 06/01/25	200	226,746
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	65	70,764
4.00%, 08/01/23 (Call 05/01/23)	300	317,649
4.13%, 09/15/22 (Call 06/15/22)	125	131,186
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	100	105,766
Vale Overseas Ltd., 6.25%, 08/10/26	305	353,394

		1,689,040

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	125	130,119
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	75	77,157
5.25%, 11/15/22	211	228,610

		435,886

Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	95	102,725
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	87,689
4.38%, 09/15/28 (Call 06/15/28)	50	54,108
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	100	101,872
3.50%, 08/18/26 (Call 06/18/26)	135	138,087
3.90%, 08/08/29 (Call 05/08/29)	240	248,446
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	40,093
2.88%, 03/01/21 (Call 02/01/21)	100	100,896
3.25%, 09/15/22 (Call 06/15/22)	250	256,360
3.75%, 03/15/25 (Call 12/15/24)	65	68,825
Series R, 3.13%, 06/15/26 (Call 03/15/26)	325	333,151

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	$200	$211,428
5.13%, 08/08/25 (Call 06/08/25)	200	219,964
5.40%, 08/08/28 (Call 05/08/28)	300	340,614

		2,304,258

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	275	280,519
3.38%, 04/03/23 (Call 03/03/23)	150	156,040
3.80%, 04/03/28 (Call 01/03/28)	200	219,988
Caterpillar Financial Services Corp.
1.70%, 08/09/21	170	169,300
1.90%, 09/06/22	200	200,190
1.93%, 10/01/21	15	14,989
2.40%, 06/06/22	105	106,191
2.55%, 11/29/22	300	305,556
2.90%, 03/15/21	25	25,296
2.95%, 02/26/22	165	168,620
3.15%, 09/07/21	175	178,677
3.25%, 12/01/24	65	68,820
3.30%, 06/09/24	175	183,837
3.45%, 05/15/23	250	261,757
Series I, 2.65%, 05/17/21	50	50,518
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	265	268,856
2.60%, 09/19/29 (Call 06/19/29)	70	70,867
3.40%, 05/15/24 (Call 02/15/24)	20	21,145
3.90%, 05/27/21	265	272,513
CNH Industrial Capital LLC
3.88%, 10/15/21	50	51,291
4.38%, 04/05/22	325	340,909
4.88%, 04/01/21	55	56,924
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	90	93,776
4.50%, 08/15/23	89	94,931
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	125	127,066
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	35	35,291
3.15%, 11/15/25 (Call 08/15/25)	125	128,890
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,569
John Deere Capital Corp.
1.95%, 06/13/22	60	60,047
2.15%, 09/08/22	75	75,557
2.25%, 09/14/26	100	99,776
2.35%, 01/08/21	160	160,792
2.55%, 01/08/21	150	151,061
2.65%, 01/06/22	190	193,021
2.65%, 06/24/24	140	143,436
2.70%, 01/06/23	60	61,382
2.80%, 03/04/21	225	227,511
2.80%, 03/06/23	380	390,807
2.80%, 09/08/27	100	103,054
2.80%, 07/18/29	25	25,833
2.95%, 04/01/22	50	51,162
3.05%, 01/06/28(b)	100	105,072
3.13%, 09/10/21	30	30,634
3.15%, 10/15/21	185	189,181
3.35%, 06/12/24	175	184,721
3.45%, 06/07/23	250	261,815
3.45%, 03/13/25	200	213,146

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$250	$271,225
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	50	51,506
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	53,867
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	128,961
3.50%, 03/01/29 (Call 12/01/28)	85	92,120
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(b)	100	100,115
2.95%, 09/15/29 (Call 06/15/29)	90	91,065
3.00%, 12/15/20 (Call 11/15/20)	225	227,034
3.13%, 11/15/22 (Call 08/15/22)	250	256,147
3.80%, 12/15/26 (Call 09/15/26)	50	53,332
4.20%, 09/15/28 (Call 06/15/28)	320	351,654
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	200	201,968
4.40%, 03/15/24 (Call 02/15/24)	180	190,922
4.95%, 09/15/28 (Call 06/15/28)	174	193,274
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	100	103,715

		9,063,239

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	149,406
1.75%, 02/14/23 (Call 01/14/23)	50	49,719
2.00%, 06/26/22	60	60,317
2.00%, 02/14/25 (Call 01/14/25)	200	199,120
2.25%, 03/15/23 (Call 02/15/23)	100	100,757
2.25%, 09/19/26 (Call 06/19/26)	50	50,191
2.38%, 08/26/29 (Call 05/26/29)	125	123,599
2.75%, 03/01/22 (Call 02/01/22)	75	76,427
2.88%, 10/15/27 (Call 07/15/27)	25	25,973
3.00%, 09/14/21 (Call 08/14/21)	130	132,436
3.00%, 08/07/25	150	157,644
3.25%, 02/14/24 (Call 01/14/24)	200	209,496
3.38%, 03/01/29 (Call 12/01/28)	105	112,548
3.63%, 09/14/28 (Call 06/14/28)	165	180,741
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	80	82,583
Eaton Corp.
2.75%, 11/02/22	560	571,077
3.10%, 09/15/27 (Call 06/15/27)	100	104,345
General Electric Co.
2.70%, 10/09/22	425	428,434
3.10%, 01/09/23	250	255,402
3.15%, 09/07/22	225	229,502
3.38%, 03/11/24	190	196,386
3.45%, 05/15/24 (Call 02/13/24)	145	149,885
4.63%, 01/07/21	265	271,940
4.65%, 10/17/21	250	260,900
5.30%, 02/11/21	200	206,740
5.55%, 01/05/26	25	28,417
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	25	26,827
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	320	329,715
3.38%, 09/15/21 (Call 06/15/21)	225	229,860
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	200	201,568
3.75%, 08/21/28 (Call 05/21/28)	50	53,214
4.25%, 06/15/23	325	346,859
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	145	154,799

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	$175	$182,837
3.25%, 06/14/29 (Call 03/14/29)	30	31,202
3.30%, 11/21/24 (Call 08/21/24)	175	182,140
3.50%, 09/15/22	25	25,933
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	105,043
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	210	219,635
3.90%, 09/17/29 (Call 06/17/29)	65	69,675

		6,573,292

Media — 0.8%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	215	215,899
2.90%, 06/01/23 (Call 05/01/23)	50	50,893
2.90%, 01/15/27 (Call 10/15/26)	225	224,802
3.38%, 03/01/22 (Call 12/01/21)	200	204,678
3.38%, 02/15/28 (Call 11/15/27)	90	91,962
3.50%, 01/15/25 (Call 10/15/24)	155	161,098
3.70%, 08/15/24 (Call 05/15/24)	200	210,550
4.00%, 01/15/26 (Call 10/15/25)	175	186,991
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	275	291,602
4.46%, 07/23/22 (Call 05/23/22)	625	655,612
4.50%, 02/01/24 (Call 01/01/24)	159	170,195
4.91%, 07/23/25 (Call 04/23/25)	885	970,597
5.05%, 03/30/29 (Call 12/30/28)	215	242,176
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	381,963
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	154,253
2.35%, 01/15/27 (Call 10/15/26)	346	346,017
2.75%, 03/01/23 (Call 02/01/23)	310	316,981
2.85%, 01/15/23	50	51,258
3.00%, 02/01/24 (Call 01/01/24)	295	305,151
3.13%, 07/15/22	350	361,133
3.15%, 03/01/26 (Call 12/01/25)	485	509,386
3.30%, 02/01/27 (Call 11/01/26)	165	174,819
3.38%, 02/15/25 (Call 11/15/24)	255	268,987
3.38%, 08/15/25 (Call 05/15/25)	150	158,839
3.45%, 10/01/21	455	467,740
3.55%, 05/01/28 (Call 02/01/28)	375	403,999
3.60%, 03/01/24	270	286,176
3.70%, 04/15/24 (Call 03/15/24)	350	372,253
3.95%, 10/15/25 (Call 08/15/25)	325	354,477
4.15%, 10/15/28 (Call 07/15/28)	680	765,945
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	165	168,079
3.25%, 04/01/23	100	102,530
3.30%, 05/15/22	160	163,845
3.45%, 03/15/25 (Call 12/15/24)	150	155,626
3.90%, 11/15/24 (Call 08/15/24)	150	158,436
3.95%, 03/20/28 (Call 12/20/27)	340	359,944
4.13%, 05/15/29 (Call 02/15/29)	130	139,030
4.38%, 06/15/21	150	154,897
4.90%, 03/11/26 (Call 12/11/25)	90	100,604
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)	115	122,388
4.71%, 01/25/29 (Call 10/25/28)(a)	385	437,106
Grupo Televisa SAB, 6.63%, 03/18/25	100	116,729

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
2.88%, 01/15/23	$250	$256,827
4.38%, 04/01/21	75	77,394
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	25,895
4.30%, 11/23/23 (Call 08/23/23)	25	26,726
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	210	214,956
4.13%, 02/15/21 (Call 11/15/20)	234	237,887
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	100	118,635
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	215	212,540
2.35%, 12/01/22	225	228,001
2.45%, 03/04/22	175	177,261
2.55%, 02/15/22	150	152,124
2.75%, 08/16/21	200	202,960
2.95%, 06/15/27(b)	175	184,863
3.00%, 02/13/26	110	116,008
3.15%, 09/17/25	215	228,201
3.75%, 06/01/21	175	179,858
Viacom Inc.
3.88%, 12/15/21	100	103,472
3.88%, 04/01/24 (Call 01/01/24)	100	105,094
4.25%, 09/01/23 (Call 06/01/23)	355	377,191
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	200	197,778
2.00%, 09/01/29 (Call 06/01/29)	200	194,502
3.00%, 09/15/22	235	242,149
3.38%, 11/15/26 (Call 08/15/26)	85	91,320
3.70%, 09/15/24 (Call 06/15/24)	20	21,434
3.70%, 10/15/25 (Call 07/15/25)	130	140,276
4.50%, 02/15/21	50	51,512

		15,700,510

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	310	326,861
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	156,028
4.50%, 12/15/28 (Call 09/15/28)	50	53,713

		536,602

Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	150	152,811
3.25%, 11/21/21	230	235,676
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	120	125,887
5.95%, 03/15/24 (Call 12/15/23)	150	166,205
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	205	210,992
3.70%, 03/15/23 (Call 12/15/22)	225	234,128
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	520	558,132
Southern Copper Corp.
3.50%, 11/08/22	120	123,868
3.88%, 04/23/25	125	130,940

		1,938,639

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	115	129,575

Security	Par (000)	Value

Oil & Gas — 1.8%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$126	$128,061
4.38%, 10/15/28 (Call 07/15/28)(b)	160	161,931
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	300	300,804
2.52%, 09/19/22 (Call 08/19/22)	155	157,235
2.75%, 05/10/23	210	214,494
3.02%, 01/16/27 (Call 10/16/26)	425	440,151
3.12%, 05/04/26 (Call 02/04/26)	330	343,583
3.22%, 11/28/23 (Call 09/28/23)	325	339,176
3.22%, 04/14/24 (Call 02/14/24)	310	322,608
3.25%, 05/06/22	150	154,712
3.41%, 02/11/26 (Call 12/11/25)	150	158,372
3.80%, 09/21/25 (Call 07/21/25)	195	210,462
3.94%, 09/21/28 (Call 06/21/28)	275	303,141
4.23%, 11/06/28 (Call 08/06/28)	25	28,150
BP Capital Markets PLC
3.06%, 03/17/22	135	138,618
3.51%, 03/17/25	300	319,050
3.54%, 11/04/24	323	343,640
3.56%, 11/01/21	406	418,062
3.72%, 11/28/28 (Call 08/28/28)	50	54,517
3.81%, 02/10/24	50	53,212
3.99%, 09/26/23	275	293,697
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	110	111,890
3.80%, 04/15/24 (Call 01/15/24)(b)	185	194,696
3.85%, 06/01/27 (Call 03/01/27)	275	291,574
3.90%, 02/01/25 (Call 11/01/24)	150	159,057
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	300	303,345
4.25%, 04/15/27 (Call 01/15/27)	230	241,654
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	250	250,820
2.36%, 12/05/22 (Call 09/05/22)	275	278,985
2.41%, 03/03/22 (Call 01/03/22)	158	159,809
2.57%, 05/16/23 (Call 03/16/23)	100	102,053
2.90%, 03/03/24 (Call 01/03/24)	210	217,831
2.95%, 05/16/26 (Call 02/16/26)	375	394,541
3.19%, 06/24/23 (Call 03/24/23)	450	468,675
3.33%, 11/17/25 (Call 08/17/25)	150	160,094
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	210	213,977
4.38%, 06/01/24 (Call 03/01/24)	170	178,048
4.38%, 03/15/29 (Call 12/15/28)	55	57,023
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	500	499,390
3.00%, 05/09/23	500	507,570
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	222,214
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	550	587,048
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	370	383,239
4.38%, 01/15/25 (Call 01/15/20)	125	129,258
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	260	299,876
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	76,769
4.38%, 01/15/28 (Call 10/15/27)	225	233,300
4.50%, 04/15/23 (Call 01/15/23)	110	114,695
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(b)	150	177,666

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	$165	$164,771
3.25%, 12/01/26 (Call 10/01/26)	160	160,069
3.50%, 12/01/29 (Call 09/01/29)	300	299,223
Ecopetrol SA
4.13%, 01/16/25	300	313,404
5.38%, 06/26/26 (Call 03/26/26)	200	221,306
5.88%, 09/18/23	380	419,638
Eni USA Inc., 7.30%, 11/15/27	75	96,649
EOG Resources Inc.
4.10%, 02/01/21	475	486,414
4.15%, 01/15/26 (Call 10/15/25)	280	308,302
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	175	168,501
3.90%, 10/01/27 (Call 07/01/27)(b)	215	187,321
4.88%, 11/15/21	200	204,980
Equinor ASA
2.45%, 01/17/23	405	410,391
2.65%, 01/15/24	15	15,382
2.75%, 11/10/21	135	137,148
3.25%, 11/10/24	385	405,798
3.63%, 09/10/28 (Call 06/10/28)	330	363,756
Exxon Mobil Corp.
1.90%, 08/16/22	55	55,175
2.02%, 08/16/24 (Call 07/16/24)	50	50,204
2.22%, 03/01/21 (Call 02/01/21)	522	524,636
2.28%, 08/16/26 (Call 06/16/26)	200	201,168
2.40%, 03/06/22 (Call 01/06/22)	250	253,220
2.44%, 08/16/29 (Call 05/16/29)	105	105,548
2.71%, 03/06/25 (Call 12/06/24)	375	386,887
2.73%, 03/01/23 (Call 01/01/23)	200	205,126
3.04%, 03/01/26 (Call 12/01/25)	440	463,566
3.18%, 03/15/24 (Call 12/15/23)	175	183,893
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	21,641
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	170	173,815
4.30%, 04/01/27 (Call 01/01/27)	160	168,269
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	250	279,697
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	104,873
4.40%, 04/15/29 (Call 01/15/29)	230	244,403
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	50	50,765
3.85%, 06/01/25 (Call 03/01/25)	299	314,025
4.40%, 07/15/27 (Call 04/15/27)	186	200,019
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	130	131,535
3.63%, 09/15/24 (Call 06/15/24)	215	225,404
3.80%, 04/01/28 (Call 01/01/28)	25	26,235
4.75%, 12/15/23 (Call 10/15/23)	100	108,320
5.13%, 03/01/21	305	316,349
5.13%, 12/15/26 (Call 09/15/26)	50	56,708
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	250	268,332
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	150	155,952
3.90%, 11/15/24 (Call 08/15/24)	40	41,955
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	75,458
2.70%, 08/15/22	105	105,922
2.70%, 02/15/23 (Call 11/15/22)	225	226,118

Security	Par (000)	Value

Oil & Gas (continued)
2.90%, 08/15/24 (Call 07/15/24)	$24	$24,138
3.00%, 02/15/27 (Call 11/15/26)	40	39,783
3.13%, 02/15/22 (Call 11/15/21)	120	121,906
3.20%, 08/15/26 (Call 06/15/26)	170	170,944
3.40%, 04/15/26 (Call 01/15/26)	275	280,013
3.50%, 06/15/25 (Call 03/15/25)	180	185,337
3.50%, 08/15/29 (Call 05/15/29)	475	479,261
4.85%, 03/15/21 (Call 02/15/21)	279	287,540
5.55%, 03/15/26 (Call 12/15/25)	225	255,483
6.95%, 07/01/24	160	187,611
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	265	269,481
Petroleos Mexicanos
3.50%, 01/30/23	335	336,407
4.25%, 01/15/25	250	249,030
4.50%, 01/23/26	250	245,157
4.63%, 09/21/23	300	312,504
4.88%, 01/24/22	317	329,005
4.88%, 01/18/24	280	292,261
5.35%, 02/12/28	475	461,401
5.38%, 03/13/22	170	178,236
5.50%, 01/21/21	450	462,771
6.38%, 02/04/21	255	264,983
6.49%, 01/23/27 (Call 11/23/26)(a)	100	105,321
6.50%, 03/13/27	800	837,248
6.50%, 01/23/29	250	257,317
6.84%, 01/23/30 (Call 10/23/29)(a)	180	189,074
6.88%, 08/04/26	550	595,716
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	50	54,390
4.30%, 04/01/22	460	483,966
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	55,682
3.95%, 07/15/22 (Call 04/15/22)	240	249,170
4.45%, 01/15/26 (Call 10/15/25)	135	147,940
Shell International Finance BV
1.75%, 09/12/21	250	249,397
1.88%, 05/10/21	250	249,975
2.00%, 11/07/24 (Call 10/07/24)	200	199,178
2.25%, 01/06/23	235	236,671
2.38%, 08/21/22	100	101,318
2.38%, 11/07/29 (Call 08/07/29)	200	198,024
2.50%, 09/12/26	235	237,561
2.88%, 05/10/26	375	387,772
3.25%, 05/11/25	465	490,105
3.40%, 08/12/23	200	210,032
3.50%, 11/13/23 (Call 10/13/23)	200	210,822
3.88%, 11/13/28 (Call 08/13/28)	120	133,378
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	30	31,656
Total Capital Canada Ltd., 2.75%, 07/15/23	175	180,131
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	100	100,500
2.43%, 01/10/25 (Call 10/10/24)	100	101,266
2.70%, 01/25/23	300	306,363
2.88%, 02/17/22	275	280,989
3.46%, 02/19/29 (Call 11/19/28)	200	216,380
3.70%, 01/15/24	225	239,314
3.75%, 04/10/24	239	255,637
Total Capital SA
3.88%, 10/11/28	25	27,876
4.13%, 01/28/21	225	230,632

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	$380	$393,726
3.65%, 03/15/25	135	141,998
4.00%, 04/01/29 (Call 01/01/29)	250	268,632

		36,075,453

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	50	50,742
3.34%, 12/15/27 (Call 09/15/27)	275	284,471
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	185	191,804
3.80%, 11/15/25 (Call 08/15/25)	450	474,836
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	375	378,686
3.60%, 12/01/29 (Call 09/01/29)	100	97,509
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	205	192,753
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	280	294,890
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	148,470

		2,114,161

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	150	154,623
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	40	42,005
4.50%, 11/01/23 (Call 08/01/23)	225	242,428
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	175	182,558
4.90%, 03/01/22	50	52,784
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	100	101,835
3.38%, 09/15/27 (Call 06/15/27)	90	92,583
3.75%, 03/15/25 (Call 01/15/25)	130	136,405
3.90%, 06/01/28 (Call 03/01/28)	95	101,304
4.65%, 03/15/26 (Call 01/15/26)	160	175,805
4.90%, 03/15/29 (Call 12/15/28)	65	74,254

		1,356,584

Pharmaceuticals — 2.0%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	545	546,575
2.30%, 11/21/22(a)	500	500,875
2.60%, 11/21/24 (Call 10/21/24)(a)	500	502,840
2.85%, 05/14/23 (Call 03/14/23)	325	330,671
2.90%, 11/06/22	750	763,800
2.95%, 11/21/26 (Call 09/21/26)(a)	800	807,288
3.20%, 05/14/26 (Call 02/14/26)	400	411,308
3.38%, 11/14/21	125	128,029
3.60%, 05/14/25 (Call 02/14/25)	680	712,892
4.25%, 11/14/28 (Call 08/14/28)	200	220,096
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	300	306,069
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	500	510,820
3.80%, 03/15/25 (Call 12/15/24)	550	576,422
3.85%, 06/15/24 (Call 03/15/24)	220	230,813
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	150	150,944
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	103,835
3.40%, 05/15/24 (Call 02/15/24)	195	202,196
3.45%, 12/15/27 (Call 09/15/27)	175	183,393
3.50%, 11/15/21 (Call 08/15/21)	125	128,015

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	$70	$70,693
3.13%, 06/12/27 (Call 03/12/27)	60	62,717
3.38%, 11/16/25	450	476,577
3.50%, 08/17/23 (Call 07/17/23)	230	240,405
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	200,784
2.25%, 08/15/21(a)	200	200,948
2.88%, 08/15/20(a)	250	251,710
2.90%, 07/26/24 (Call 06/26/24)(a)	520	536,208
3.20%, 06/15/26 (Call 04/15/26)(a)	400	421,416
3.25%, 08/15/22(a)	260	268,520
3.25%, 02/20/23 (Call 01/20/23)(a)	25	25,866
3.25%, 11/01/23	200	209,026
3.25%, 02/27/27	130	139,849
3.40%, 07/26/29 (Call 04/26/29)(a)	850	912,339
3.45%, 11/15/27 (Call 08/15/27)(a)	50	53,273
3.55%, 08/15/22(a)	225	234,412
3.63%, 05/15/24 (Call 02/15/24)(a)	175	185,138
3.88%, 08/15/25 (Call 05/15/25)(a)	565	611,245
3.90%, 02/20/28 (Call 11/20/27)(a)	400	441,524
3.95%, 10/15/20(a)	245	249,337
4.00%, 08/15/23(a)	350	373,670
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	165	166,599
3.08%, 06/15/24 (Call 04/15/24)	270	275,797
3.41%, 06/15/27 (Call 03/15/27)(b)	285	291,732
3.50%, 11/15/24 (Call 08/15/24)	180	187,339
4.63%, 12/15/20	200	205,072
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	250	254,420
3.05%, 11/30/22 (Call 10/31/22)(a)	250	255,262
3.05%, 10/15/27 (Call 07/15/27)(a)	175	177,055
3.25%, 04/15/25 (Call 01/15/25)(a)	230	236,847
3.30%, 02/25/21 (Call 01/26/21)(a)	235	237,909
3.40%, 09/17/21	80	81,763
3.40%, 03/01/27 (Call 12/01/26)(a)	140	145,214
3.50%, 06/15/24 (Call 03/17/24)(a)	250	259,977
3.75%, 07/15/23 (Call 06/15/23)	390	407,842
3.90%, 02/15/22(a)	250	258,452
4.00%, 02/15/22 (Call 11/15/21)(a)	150	154,706
4.13%, 11/15/25 (Call 09/15/25)	125	134,923
4.38%, 10/15/28 (Call 07/15/28)	525	581,185
4.50%, 02/25/26 (Call 11/27/25)(a)	400	440,124
4.75%, 11/15/21(a)	250	261,687
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	215	215,329
2.63%, 08/15/24 (Call 07/15/24)	45	45,380
2.75%, 12/01/22 (Call 09/01/22)	360	365,400
2.88%, 06/01/26 (Call 03/01/26)	300	303,693
3.00%, 08/15/26 (Call 06/15/26)	25	25,491
3.25%, 08/15/29 (Call 05/15/29)	310	315,357
3.35%, 03/09/21	266	270,240
3.38%, 08/12/24 (Call 05/12/24)	310	322,865
3.50%, 07/20/22 (Call 05/20/22)	300	310,017
3.70%, 03/09/23 (Call 02/09/23)	965	1,005,520
3.88%, 07/20/25 (Call 04/20/25)	260	277,116
4.00%, 12/05/23 (Call 09/05/23)	295	312,461
4.10%, 03/25/25 (Call 01/25/25)	675	724,815
4.30%, 03/25/28 (Call 12/25/27)	1,600	1,745,136

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.75%, 12/01/22 (Call 09/01/22)	$225	$239,506
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	215	227,113
3.38%, 03/15/29 (Call 12/15/28)	275	296,480
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	415	425,371
3.38%, 05/15/23	115	120,144
3.63%, 05/15/25	85	91,178
3.88%, 05/15/28	275	305,148
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	660	673,820
2.88%, 06/01/22 (Call 05/01/22)	85	86,833
3.00%, 06/01/24 (Call 05/01/24)	150	155,628
3.13%, 05/14/21	250	254,373
3.38%, 06/01/29 (Call 03/01/29)	25	26,863
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	225	224,739
2.05%, 03/01/23 (Call 01/01/23)	175	176,027
2.45%, 03/01/26 (Call 12/01/25)	452	460,719
2.90%, 01/15/28 (Call 10/15/27)	25	26,264
2.95%, 03/03/27 (Call 12/03/26)	215	226,281
3.38%, 12/05/23(b)	250	265,320
3.55%, 05/15/21	300	307,500
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	220	222,031
2.85%, 03/15/23 (Call 12/15/22)	125	126,351
3.80%, 03/15/24 (Call 12/15/23)	155	163,324
3.95%, 02/16/28 (Call 11/16/27)	70	74,257
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	235	256,796
Merck & Co. Inc.
2.35%, 02/10/22	375	379,530
2.75%, 02/10/25 (Call 11/10/24)	535	551,510
2.80%, 05/18/23	395	407,478
2.90%, 03/07/24 (Call 02/07/24)	100	103,754
3.40%, 03/07/29 (Call 12/07/28)	350	380,754
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	50	52,600
4.55%, 04/15/28 (Call 01/15/28)	60	64,324
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	545	551,284
3.95%, 06/15/26 (Call 03/15/26)	564	585,973
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	300	303,993
2.40%, 09/21/22	310	314,681
3.10%, 05/17/27 (Call 02/17/27)	275	291,384
3.40%, 05/06/24	425	449,913
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	250	256,702
4.38%, 03/15/26 (Call 12/15/25)	200	203,692
Pfizer Inc.
1.95%, 06/03/21	100	100,129
2.20%, 12/15/21	270	271,693
2.75%, 06/03/26	375	387,960
2.80%, 03/11/22	50	51,026
2.95%, 03/15/24 (Call 02/15/24)	65	67,534
3.00%, 09/15/21	125	127,829
3.00%, 06/15/23	250	259,067
3.00%, 12/15/26	365	385,626
3.20%, 09/15/23 (Call 08/15/23)	75	78,229

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 05/15/24	$260	$275,142
3.45%, 03/15/29 (Call 12/15/28)	120	130,019
3.60%, 09/15/28 (Call 06/15/28)	525	577,694
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	150	157,142
3.63%, 06/19/28 (Call 03/19/28)	200	222,586
4.00%, 03/29/21	375	385,620
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	820	823,641
2.88%, 09/23/23 (Call 07/23/23)	225	229,154
3.20%, 09/23/26 (Call 06/23/26)	590	610,638
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(a)	250	268,740
5.00%, 11/26/28 (Call 08/26/28)(a)	250	291,665
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	153,992
3.25%, 08/20/21	95	96,727
3.25%, 02/01/23 (Call 11/01/22)	225	231,698
3.90%, 08/20/28 (Call 05/20/28)	140	152,953
4.50%, 11/13/25 (Call 08/13/25)	75	82,964

		41,484,369

Pipelines — 1.1%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	152,346
4.80%, 05/03/29 (Call 02/03/29)	100	105,823
4.95%, 12/15/24 (Call 09/15/24)	40	43,082
5.95%, 06/01/26 (Call 03/01/26)	140	157,032
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	365	368,884
5.13%, 06/30/27 (Call 01/01/27)	200	219,680
5.88%, 03/31/25 (Call 10/02/24)	200	223,400
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	205	222,925
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	151,240
4.15%, 09/15/29 (Call 06/15/29)	100	93,492
4.40%, 03/15/27 (Call 12/15/26)	200	195,172
4.95%, 05/15/28 (Call 02/15/28)	130	130,238
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	155	159,847
5.88%, 10/15/25 (Call 07/15/25)	125	145,124
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	175	182,114
3.70%, 07/15/27 (Call 04/15/27)	220	232,349
4.25%, 12/01/26 (Call 09/01/26)	230	251,086
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	140	143,143
4.05%, 03/15/25 (Call 12/15/24)	225	233,811
4.20%, 04/15/27 (Call 01/15/27)	25	25,749
4.50%, 04/15/24 (Call 03/15/24)	267	282,729
4.65%, 06/01/21 (Call 03/01/21)	325	333,531
4.75%, 01/15/26 (Call 10/15/25)	490	523,286
4.90%, 02/01/24 (Call 11/01/23)	70	74,760
4.95%, 06/15/28 (Call 03/15/28)	274	295,235
5.20%, 02/01/22 (Call 11/01/21)	345	361,525
5.25%, 04/15/29 (Call 01/15/29)	260	287,032
5.50%, 06/01/27 (Call 03/01/27)	225	249,113

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	$225	$238,201
5.88%, 03/01/22 (Call 12/01/21)	145	154,029
Enterprise Products Operating LLC
2.80%, 02/15/21	100	100,904
2.85%, 04/15/21 (Call 03/15/21)	155	156,615
3.13%, 07/31/29 (Call 04/30/29)	200	203,876
3.35%, 03/15/23 (Call 12/15/22)	410	423,436
3.50%, 02/01/22	100	103,064
3.70%, 02/15/26 (Call 11/15/25)	75	79,495
3.75%, 02/15/25 (Call 11/15/24)	264	280,569
3.90%, 02/15/24 (Call 11/15/23)	295	312,756
3.95%, 02/15/27 (Call 11/15/26)	165	177,304
4.15%, 10/16/28 (Call 07/16/28)	50	54,841
5.38%, 02/15/78 (Call 02/15/28)(c)	200	196,942
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	100	100,792
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	200	189,068
4.13%, 12/01/26 (Call 09/01/26)	200	174,106
4.75%, 07/15/23 (Call 06/15/23)	30	29,283
5.50%, 07/15/28 (Call 04/15/28)	100	91,990
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	175	180,290
3.50%, 03/01/21 (Call 01/01/21)	137	138,899
3.50%, 09/01/23 (Call 06/01/23)	25	25,862
3.95%, 09/01/22 (Call 06/01/22)	200	207,946
4.15%, 03/01/22	150	155,976
4.25%, 09/01/24 (Call 06/01/24)	165	176,289
4.30%, 05/01/24 (Call 02/01/24)	125	133,070
5.00%, 10/01/21 (Call 07/01/21)	100	104,208
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	235	239,966
4.30%, 06/01/25 (Call 03/01/25)	290	312,785
4.30%, 03/01/28 (Call 12/01/27)	280	303,316
Magellan Midstream Partners LP, 4.25%, 02/01/21	275	281,704
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	50	51,117
3.50%, 12/01/22 (Call 11/01/22)(a)	285	292,153
4.00%, 03/15/28 (Call 12/15/27)	314	322,129
4.13%, 03/01/27 (Call 12/01/26)	320	331,898
4.25%, 12/01/27 (Call 09/01/27)(a)	85	89,140
4.50%, 07/15/23 (Call 04/15/23)	75	79,484
4.80%, 02/15/29 (Call 11/15/28)	25	27,080
4.88%, 12/01/24 (Call 09/01/24)	224	242,323
4.88%, 06/01/25 (Call 03/01/25)	275	297,806
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	45	45,144
3.40%, 09/01/29 (Call 06/01/29)	100	99,614
4.00%, 07/13/27 (Call 04/13/27)	80	84,331
4.25%, 02/01/22 (Call 11/01/21)	100	103,511
4.35%, 03/15/29 (Call 12/15/28)	200	213,220
4.55%, 07/15/28 (Call 04/15/28)	130	140,898
7.50%, 09/01/23 (Call 06/01/23)	35	40,814
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	265	271,522
4.90%, 03/15/25 (Call 12/15/24)	50	54,674
5.00%, 09/15/23 (Call 06/15/23)	100	108,414

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	$105	$104,347
3.75%, 03/01/28 (Call 12/01/27)	140	145,695
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	205	209,043
3.65%, 06/01/22 (Call 03/01/22)	75	76,722
3.85%, 10/15/23 (Call 07/15/23)	150	154,887
4.50%, 12/15/26 (Call 09/15/26)	140	147,349
4.65%, 10/15/25 (Call 07/15/25)	285	302,764
5.00%, 02/01/21 (Call 11/01/20)	50	51,161
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	84	88,442
5.00%, 03/15/27 (Call 09/15/26)	175	191,704
5.63%, 02/01/21 (Call 11/01/20)	145	149,190
5.63%, 04/15/23 (Call 01/15/23)	275	298,383
5.63%, 03/01/25 (Call 12/01/24)	525	586,435
5.75%, 05/15/24 (Call 02/15/24)	400	444,912
5.88%, 06/30/26 (Call 12/31/25)	390	446,382
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	108	111,673
3.50%, 03/15/25 (Call 12/15/24)	155	161,773
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	101,573
4.25%, 04/01/24 (Call 01/01/24)	67	70,044
4.40%, 04/01/21 (Call 03/01/21)	75	76,739
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	70	72,844
4.38%, 03/13/25 (Call 12/13/24)	125	132,710
4.65%, 06/15/21 (Call 03/15/21)	50	51,468
TransCanada PipeLines Ltd.
2.50%, 08/01/22	330	333,224
3.75%, 10/16/23 (Call 07/16/23)	200	210,216
4.25%, 05/15/28 (Call 02/15/28)	350	385,588
4.88%, 01/15/26 (Call 10/15/25)	75	83,857
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(c)	100	105,167
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	175	184,802
7.85%, 02/01/26 (Call 11/01/25)	175	221,790
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	75	73,679
4.00%, 07/01/22 (Call 04/01/22)	180	182,959
4.65%, 07/01/26 (Call 04/01/26)	250	249,635
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	225	230,377
3.60%, 03/15/22 (Call 01/15/22)	335	343,881
3.75%, 06/15/27 (Call 03/15/27)	330	337,963
3.90%, 01/15/25 (Call 10/15/24)	273	284,679
4.00%, 11/15/21 (Call 08/15/21)	170	175,066
4.00%, 09/15/25 (Call 06/15/25)	75	79,074
4.30%, 03/04/24 (Call 12/04/23)	110	116,273

		21,841,072

Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	27,831
5.25%, 03/15/25 (Call 12/15/24)	200	224,870

		252,701

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	125	131,250

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 04/15/26 (Call 02/15/26)	$85	$90,720
3.95%, 01/15/28 (Call 10/15/27)	100	107,566
4.00%, 01/15/24 (Call 12/15/23)	25	26,731
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	200	206,294
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	171,094
American Tower Corp.
2.25%, 01/15/22	180	180,518
2.75%, 01/15/27 (Call 11/15/26)	175	174,368
2.95%, 01/15/25 (Call 12/15/24)	100	102,070
3.13%, 01/15/27 (Call 10/15/26)	75	76,712
3.38%, 05/15/24 (Call 04/15/24)	100	103,768
3.38%, 10/15/26 (Call 07/15/26)	270	280,506
3.50%, 01/31/23	220	227,979
3.55%, 07/15/27 (Call 04/15/27)	205	215,156
3.60%, 01/15/28 (Call 10/15/27)	45	47,258
3.80%, 08/15/29 (Call 05/15/29)	225	240,469
3.95%, 03/15/29 (Call 12/15/28)	100	107,796
4.00%, 06/01/25 (Call 03/01/25)	125	133,661
4.40%, 02/15/26 (Call 11/15/25)	85	92,978
4.70%, 03/15/22	315	332,860
5.00%, 02/15/24	255	280,571
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	275	280,998
2.95%, 05/11/26 (Call 02/11/26)	270	279,045
3.35%, 05/15/27 (Call 02/15/27)	100	106,082
3.45%, 06/01/25 (Call 03/03/25)	150	158,429
3.50%, 11/15/25 (Call 08/15/25)	57	61,082
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	245	247,320
3.13%, 09/01/23 (Call 06/01/23)	250	257,497
3.20%, 01/15/25 (Call 10/15/24)	225	232,796
3.40%, 06/21/29 (Call 03/21/29)	25	26,140
3.65%, 02/01/26 (Call 11/03/25)	240	254,422
3.80%, 02/01/24 (Call 11/01/23)	250	264,782
3.85%, 02/01/23 (Call 11/01/22)	150	157,673
4.13%, 05/15/21 (Call 02/15/21)	225	230,524
4.50%, 12/01/28 (Call 09/01/28)	50	56,736
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	105,277
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	200	206,782
3.65%, 06/15/24 (Call 04/15/24)	175	182,849
3.88%, 08/15/22 (Call 06/15/22)	20	20,825
3.90%, 03/15/27 (Call 12/15/26)	100	105,127
4.13%, 06/15/26 (Call 03/15/26)	150	159,858
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	51,075
4.10%, 10/15/28 (Call 07/15/28)	100	111,807
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	235	246,517
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	150	153,053
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	126,445
5.00%, 07/01/25 (Call 04/01/25)	100	107,601
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	145	145,177
3.20%, 09/01/24 (Call 07/01/24)	150	155,007

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 02/15/21 (Call 01/15/21)	$200	$202,716
3.65%, 09/01/27 (Call 06/01/27)	45	47,550
3.70%, 06/15/26 (Call 03/15/26)	235	248,155
3.80%, 02/15/28 (Call 11/15/27)	275	293,268
4.00%, 03/01/27 (Call 12/01/26)	100	107,836
4.45%, 02/15/26 (Call 11/15/25)	235	257,179
4.88%, 04/15/22	75	79,496
5.25%, 01/15/23	335	364,336
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	20,356
4.00%, 11/15/25 (Call 08/15/25)	125	133,111
4.38%, 12/15/23 (Call 09/15/23)	100	106,059
4.38%, 02/15/29 (Call 11/15/28)	100	110,401
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	215	215,385
3.45%, 11/15/29 (Call 08/15/29)	300	301,251
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	200	208,318
3.63%, 10/01/22 (Call 07/03/22)	318	329,009
3.70%, 08/15/27 (Call 05/15/27)	220	231,931
4.45%, 07/15/28 (Call 04/15/28)	111	122,755
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	100	104,794
3.75%, 12/01/24 (Call 09/01/24)	20	21,138
3.88%, 10/15/22 (Call 07/15/22)	200	208,564
4.00%, 09/15/28 (Call 06/15/28)	25	27,357
4.38%, 06/15/22 (Call 03/15/22)	200	209,592
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	50	53,641
4.75%, 12/15/26 (Call 09/15/26)	169	183,499
4.95%, 04/15/28 (Call 01/15/28)	150	164,295
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	80	80,166
2.90%, 11/18/26 (Call 09/18/26)	60	59,939
3.20%, 11/18/29 (Call 08/18/29)	355	355,859
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	200	205,434
3.00%, 04/15/23 (Call 01/15/23)	275	283,915
3.25%, 08/01/27 (Call 05/01/27)	50	52,633
4.15%, 12/01/28 (Call 09/01/28)	105	117,960
4.63%, 12/15/21 (Call 09/15/21)	100	104,577
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	133,440
3.50%, 04/01/25 (Call 01/01/25)	75	78,558
3.88%, 05/01/24 (Call 02/01/24)(b)	390	411,914
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	100	103,795
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	27,668
5.38%, 11/01/23 (Call 08/01/23)	200	218,612
5.38%, 04/15/26 (Call 01/15/26)	300	331,206
5.75%, 06/01/28 (Call 03/03/28)	225	256,117
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	20,840
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	100	104,527
3.75%, 07/01/27 (Call 04/01/27)	150	158,087
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	250	255,515
3.40%, 02/01/25 (Call 11/01/24)	25	26,142

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 08/15/24 (Call 05/17/24)	$285	$303,690
4.00%, 06/01/25 (Call 03/01/25)	220	237,032
4.25%, 11/15/23 (Call 08/15/23)	118	126,146
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	150	161,725
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	287,028
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	265,765
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	100	109,980
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	190	197,138
4.38%, 10/01/25 (Call 07/01/25)	100	108,689
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	195	195,934
3.13%, 06/01/23 (Call 03/01/23)	150	154,137
3.20%, 05/01/21 (Call 03/01/21)	133	134,770
3.30%, 02/01/25 (Call 12/01/24)	90	93,153
3.80%, 04/01/27 (Call 01/01/27)	150	159,559
Liberty Property LP
4.38%, 02/01/29 (Call 11/01/28)	25	28,574
4.40%, 02/15/24 (Call 11/15/23)	250	270,910
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	161,331
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	125	128,635
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	90	98,779
4.30%, 10/15/23 (Call 07/15/23)	300	319,692
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	105	109,879
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	50	51,765
4.50%, 02/01/25 (Call 11/01/24)	100	103,848
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	200	200,478
4.50%, 04/01/27 (Call 01/01/27)	150	162,504
4.75%, 01/15/28 (Call 10/15/27)	154	167,651
4.95%, 04/01/24 (Call 01/01/24)	150	162,819
5.25%, 01/15/26 (Call 10/15/25)	150	166,173
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	26,266
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	150	153,287
4.45%, 03/15/24 (Call 12/15/23)	100	106,306
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	250	270,812
3.88%, 09/15/28 (Call 06/15/28)	50	55,334
4.25%, 08/15/23 (Call 05/15/23)	225	241,686
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	104,878
3.39%, 05/01/29 (Call 02/01/29)	55	58,757
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	315	319,073
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	115	118,206
3.25%, 10/15/22 (Call 07/15/22)	325	335,377
3.65%, 01/15/28 (Call 10/15/27)	95	101,986
3.88%, 07/15/24 (Call 04/15/24)	100	106,870
3.88%, 04/15/25 (Call 02/15/25)	100	107,730
4.65%, 08/01/23 (Call 05/01/23)	250	271,005
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	201,124
3.60%, 02/01/27 (Call 11/01/26)	61	64,381
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	100	107,504

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (Call 07/15/29)	$100	$99,925
4.80%, 06/01/24 (Call 05/01/24)	50	53,366
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	150	144,816
4.25%, 02/15/21 (Call 11/15/20)	25	25,348
4.35%, 10/01/24 (Call 09/01/24)	50	51,278
4.65%, 03/15/24 (Call 09/15/23)	175	181,174
4.75%, 10/01/26 (Call 08/01/26)	300	306,561
4.95%, 10/01/29 (Call 07/01/29)	50	50,147
5.00%, 08/15/22 (Call 02/15/22)	245	256,035
5.25%, 02/15/26 (Call 08/15/25)	50	52,422
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	70	69,639
2.35%, 01/30/22 (Call 10/30/21)	100	100,756
2.45%, 09/13/29 (Call 06/13/29)	100	98,310
2.63%, 06/15/22 (Call 03/15/22)	100	101,621
2.75%, 02/01/23 (Call 11/01/22)	200	203,970
2.75%, 06/01/23 (Call 03/01/23)	96	98,417
3.25%, 11/30/26 (Call 08/30/26)	200	210,454
3.30%, 01/15/26 (Call 10/15/25)	225	237,100
3.38%, 10/01/24 (Call 07/01/24)	225	236,734
3.38%, 06/15/27 (Call 03/15/27)	175	185,710
3.38%, 12/01/27 (Call 09/01/27)	32	34,100
3.75%, 02/01/24 (Call 11/01/23)	200	212,578
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	77,498
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	100	107,727
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	111,124
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	25	24,529
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	125	127,654
3.50%, 07/01/27 (Call 04/01/27)	100	105,591
3.50%, 01/15/28 (Call 10/15/27)	100	105,298
3.75%, 07/01/24 (Call 04/01/24)	135	142,480
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	99,287
3.10%, 01/15/23 (Call 12/15/22)	25	25,599
3.13%, 06/15/23 (Call 03/15/23)	75	76,842
3.25%, 10/15/26 (Call 07/15/26)	300	308,730
3.50%, 04/15/24 (Call 03/15/24)	180	188,186
3.50%, 02/01/25 (Call 11/01/24)	60	62,674
3.75%, 05/01/24 (Call 02/01/24)	100	105,240
3.85%, 04/01/27 (Call 01/01/27)	100	106,051
4.13%, 01/15/26 (Call 10/15/25)	50	53,865
4.40%, 01/15/29 (Call 10/15/28)	25	27,596
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 12/20/19)	200	205,232
4.60%, 02/06/24 (Call 11/06/23)	100	107,681
4.88%, 06/01/26 (Call 03/01/26)	250	277,075
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	75	78,029
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	275	281,471
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	95	99,842
3.75%, 03/15/23 (Call 12/15/22)	20	20,880
4.00%, 06/01/25 (Call 03/01/25)	259	278,824
4.13%, 03/15/29 (Call 12/15/28)	95	103,495
4.25%, 04/15/28 (Call 01/15/28)	275	302,151
4.50%, 01/15/24 (Call 10/15/23)	220	237,642
Weyerhaeuser Co., 4.63%, 09/15/23	150	162,033

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	$305	$327,350

		30,326,650

Retail — 0.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,940
4.50%, 12/01/23 (Call 09/01/23)	195	208,835
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	156,251
3.80%, 11/15/27 (Call 08/15/27)	125	125,298
4.50%, 10/01/25 (Call 07/01/25)	45	47,862
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	50	51,731
3.13%, 04/21/26 (Call 01/21/26)(b)	175	180,614
3.25%, 04/15/25 (Call 01/15/25)	165	171,395
3.70%, 04/15/22 (Call 01/15/22)	200	206,568
3.75%, 04/18/29 (Call 01/18/29)	100	107,139
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	25	27,222
5.50%, 03/15/21 (Call 12/15/20)	213	219,959
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	225	226,082
2.25%, 02/15/22	195	196,884
2.30%, 05/18/22 (Call 04/18/22)	90	91,158
3.00%, 05/18/27 (Call 02/18/27)(b)	275	291,668
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	150	157,479
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	200	206,548
3.88%, 04/15/27 (Call 01/15/27)	150	161,241
4.13%, 05/01/28 (Call 02/01/28)(b)	125	137,441
4.15%, 11/01/25 (Call 08/01/25)	25	27,229
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	26,447
4.20%, 05/15/28 (Call 02/15/28)	305	325,984
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	295	295,602
2.13%, 09/15/26 (Call 06/15/26)	205	204,965
2.63%, 06/01/22 (Call 05/01/22)	225	229,250
2.70%, 04/01/23 (Call 01/01/23)	150	153,881
2.80%, 09/14/27 (Call 06/14/27)	255	265,758
2.95%, 06/15/29 (Call 03/15/29)	65	67,892
3.00%, 04/01/26 (Call 01/01/26)	275	288,860
3.25%, 03/01/22	25	25,786
3.35%, 09/15/25 (Call 06/15/25)	165	175,900
3.75%, 02/15/24 (Call 11/15/23)	250	266,438
3.90%, 12/06/28 (Call 09/06/28)	125	140,881
4.40%, 04/01/21 (Call 01/01/21)	132	135,511
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	35	35,469
4.25%, 07/17/25 (Call 04/17/25)(b)	150	157,832
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	350	351,354
3.10%, 05/03/27 (Call 02/03/27)	250	259,383
3.12%, 04/15/22 (Call 01/15/22)	75	76,925
3.13%, 09/15/24 (Call 06/15/24)	100	103,825
3.38%, 09/15/25 (Call 06/15/25)	200	210,684
3.65%, 04/05/29 (Call 01/05/29)	220	235,715
3.80%, 11/15/21 (Call 08/15/21)	240	247,222
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	150	148,524
3.63%, 06/01/24 (Call 03/01/24)	125	125,045

Security	Par (000)	Value

Retail (continued)
3.88%, 01/15/22 (Call 10/15/21)	$190	$193,420
4.38%, 09/01/23 (Call 06/01/23)	50	51,569
McDonald’s Corp.
2.63%, 01/15/22	250	253,558
2.63%, 09/01/29 (Call 06/01/29)	200	200,614
2.75%, 12/09/20 (Call 11/09/20)	260	262,168
3.25%, 06/10/24	125	131,309
3.35%, 04/01/23 (Call 03/01/23)	200	208,118
3.50%, 03/01/27 (Call 12/01/26)	190	203,581
3.70%, 01/30/26 (Call 10/30/25)	275	295,881
3.80%, 04/01/28 (Call 01/01/28)	125	136,930
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	175	179,326
4.00%, 03/15/27 (Call 12/15/26)	55	56,733
6.95%, 03/15/28	85	102,229
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	215	227,195
3.85%, 06/15/23 (Call 03/15/23)	190	199,521
4.63%, 09/15/21 (Call 06/15/21)	115	119,325
QVC Inc.
4.38%, 03/15/23	110	113,788
4.45%, 02/15/25 (Call 11/15/24)	115	119,172
4.85%, 04/01/24	100	105,559
5.13%, 07/02/22	120	126,098
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	75	75,159
2.45%, 06/15/26 (Call 03/15/26)	210	211,445
2.70%, 06/15/22 (Call 04/15/22)	175	178,334
3.10%, 03/01/23 (Call 02/01/23)	200	206,668
3.50%, 03/01/28 (Call 12/01/27)	200	214,530
3.55%, 08/15/29 (Call 05/15/29)	25	26,990
3.80%, 08/15/25 (Call 06/15/25)	225	242,165
3.85%, 10/01/23 (Call 07/01/23)	145	153,854
Target Corp.
2.50%, 04/15/26	200	205,184
2.90%, 01/15/22	265	270,933
3.50%, 07/01/24	260	277,875
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	300,303
2.50%, 05/15/23 (Call 02/15/23)	125	126,999
Walgreen Co., 3.10%, 09/15/22	175	177,931
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	406,492
3.80%, 11/18/24 (Call 08/18/24)(b)	425	440,661
Walmart Inc.
1.90%, 12/15/20	325	325,419
2.35%, 12/15/22 (Call 11/15/22)	250	253,395
2.38%, 09/24/29 (Call 06/24/29)	275	276,171
2.55%, 04/11/23 (Call 01/11/23)	95	96,873
2.65%, 12/15/24 (Call 10/15/24)	305	313,943
2.85%, 07/08/24 (Call 06/08/24)	475	492,689
3.05%, 07/08/26 (Call 05/08/26)	340	358,482
3.13%, 06/23/21	395	403,165
3.30%, 04/22/24 (Call 01/22/24)	325	342,189
3.40%, 06/26/23 (Call 05/26/23)	520	546,328
3.55%, 06/26/25 (Call 04/26/25)	340	366,493
3.70%, 06/26/28 (Call 03/26/28)	105	116,130
5.88%, 04/05/27	175	216,459

		18,515,030

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	$167	$173,054

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	250	269,802
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	75	75,541
2.88%, 06/01/23 (Call 03/01/23)	150	152,906
2.95%, 01/12/21	145	146,179
3.50%, 12/05/26 (Call 09/05/26)	285	300,376
3.90%, 12/15/25 (Call 09/15/25)	75	80,504
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	220	234,014
3.90%, 10/01/25 (Call 07/01/25)	210	228,875
4.30%, 06/15/21	250	258,792
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	350	349,503
2.65%, 01/15/23 (Call 12/15/22)	200	200,114
3.00%, 01/15/22 (Call 12/15/21)	435	440,024
3.13%, 01/15/25 (Call 11/15/24)	270	270,138
3.50%, 01/15/28 (Call 10/15/27)	25	24,749
3.63%, 01/15/24 (Call 11/15/23)	375	386,036
3.88%, 01/15/27 (Call 10/15/26)	900	918,684
Broadcom Inc.
3.13%, 10/15/22(a)	300	305,166
3.63%, 10/15/24 (Call 09/15/24)(a)	400	411,064
4.25%, 04/15/26 (Call 02/15/26)(a)	500	523,585
4.75%, 04/15/29 (Call 01/15/29)(a)	500	534,355
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	50	49,923
2.60%, 05/19/26 (Call 02/19/26)	300	307,503
2.88%, 05/11/24 (Call 03/11/24)	325	336,791
3.10%, 07/29/22	300	309,597
3.15%, 05/11/27 (Call 02/11/27)	235	249,222
3.30%, 10/01/21	500	513,070
3.70%, 07/29/25 (Call 04/29/25)	320	346,035
KLA Corp.
4.13%, 11/01/21 (Call 09/01/21)	250	258,502
4.65%, 11/01/24 (Call 08/01/24)	329	361,545
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	80	80,931
3.75%, 03/15/26 (Call 01/15/26)	30	32,162
3.80%, 03/15/25 (Call 12/15/24)	200	213,202
4.00%, 03/15/29 (Call 12/15/28)	165	181,790
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	119,051
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	250	262,895
4.64%, 02/06/24 (Call 01/06/24)	40	42,953
4.98%, 02/06/26 (Call 12/06/25)	150	165,018
5.33%, 02/06/29 (Call 11/06/28)	100	112,239
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	225	225,664
3.20%, 09/16/26 (Call 06/16/26)	225	235,940
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	100	108,534
5.35%, 03/01/26 (Call 01/01/26)(a)	55	61,746
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)	70	73,533
4.30%, 06/18/29 (Call 03/18/29)(a)	305	326,204

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	$100	$101,612
2.90%, 05/20/24 (Call 03/20/24)	150	154,332
3.00%, 05/20/22	415	424,844
3.25%, 05/20/27 (Call 02/20/27)	475	498,213
3.45%, 05/20/25 (Call 02/20/25)	350	370,580
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)	55	56,597
2.75%, 03/12/21 (Call 02/12/21)	425	429,717
2.90%, 11/03/27 (Call 08/03/27)	80	83,946
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	220	225,771
3.00%, 03/15/21	100	101,217

		13,531,286

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	115	120,172

Software — 0.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	60	60,231
3.40%, 09/15/26 (Call 06/15/26)	300	315,786
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	345	362,816
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	195	203,730
4.38%, 06/15/25 (Call 03/15/25)	125	135,810
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	210	219,061
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	194	198,123
4.70%, 03/15/27 (Call 12/15/26)	150	161,487
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	162,869
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	150	152,916
4.80%, 03/01/26 (Call 12/01/25)	145	164,101
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	175	175,473
3.00%, 08/15/26 (Call 05/15/26)	225	232,027
3.50%, 04/15/23 (Call 01/15/23)	190	197,528
3.75%, 05/21/29 (Call 02/21/29)	50	54,341
4.50%, 10/15/22 (Call 08/15/22)	100	106,348
5.00%, 10/15/25 (Call 07/15/25)	150	171,843
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	145,168
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	300	304,965
3.20%, 07/01/26 (Call 05/01/26)	450	466,524
3.50%, 07/01/29 (Call 04/01/29)	435	457,068
3.85%, 06/01/25 (Call 03/01/25)	225	240,205
4.20%, 10/01/28 (Call 07/01/28)	150	165,770
4.75%, 06/15/21	250	260,067
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	580	578,040
2.00%, 08/08/23 (Call 06/08/23)	300	301,590
2.13%, 11/15/22	125	126,469
2.38%, 02/12/22 (Call 01/12/22)	525	531,982
2.40%, 02/06/22 (Call 01/06/22)(b)	445	451,096
2.40%, 08/08/26 (Call 05/08/26)	865	881,132
2.65%, 11/03/22 (Call 09/03/22)	50	51,189
2.70%, 02/12/25 (Call 11/12/24)	470	485,486
2.88%, 02/06/24 (Call 12/06/23)	435	451,460

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$720	$762,466
3.63%, 12/15/23 (Call 09/15/23)	425	452,510
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	490	490,157
2.40%, 09/15/23 (Call 07/15/23)	500	507,060
2.50%, 05/15/22 (Call 03/15/22)	585	592,915
2.50%, 10/15/22	505	513,413
2.63%, 02/15/23 (Call 01/15/23)	290	295,493
2.65%, 07/15/26 (Call 04/15/26)	565	577,419
2.80%, 07/08/21	300	304,512
2.95%, 11/15/24 (Call 09/15/24)	420	436,317
2.95%, 05/15/25 (Call 02/15/25)	350	363,744
3.25%, 11/15/27 (Call 08/15/27)	400	425,080
3.40%, 07/08/24 (Call 04/08/24)	125	131,939
3.63%, 07/15/23	223	235,655
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	25	27,421
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	350	356,534
3.90%, 08/21/27 (Call 05/21/27)	184	193,156

		15,638,492

Telecommunications — 0.9%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	50	50,660
2.95%, 07/15/26 (Call 04/15/26)	250	254,310
3.00%, 02/15/22	400	407,872
3.00%, 06/30/22 (Call 04/30/22)	375	382,519
3.20%, 03/01/22 (Call 02/01/22)	225	230,341
3.40%, 06/15/22	180	185,670
3.40%, 05/15/25 (Call 02/15/25)	690	720,877
3.55%, 06/01/24 (Call 03/01/24)	165	172,692
3.60%, 02/17/23 (Call 12/17/22)	150	156,484
3.60%, 07/15/25 (Call 04/15/25)	300	316,218
3.80%, 03/15/22	300	311,439
3.80%, 03/01/24 (Call 01/01/24)	150	158,535
3.80%, 02/15/27 (Call 11/15/26)	180	191,855
3.88%, 08/15/21	275	283,475
3.90%, 03/11/24 (Call 12/11/23)	300	318,063
3.95%, 01/15/25 (Call 10/15/24)	245	261,991
4.00%, 01/15/22	150	155,954
4.05%, 12/15/23	150	160,005
4.10%, 02/15/28 (Call 11/15/27)	345	373,490
4.13%, 02/17/26 (Call 11/17/25)	495	535,085
4.25%, 03/01/27 (Call 12/01/26)	390	426,804
4.35%, 03/01/29 (Call 12/01/28)	365	402,730
4.45%, 05/15/21	265	274,132
4.45%, 04/01/24 (Call 01/01/24)	310	335,156
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	215,166
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	350	349,944
2.20%, 02/28/21	380	381,763
2.20%, 09/20/23 (Call 07/20/23)	155	156,595
2.50%, 09/20/26 (Call 06/20/26)	270	277,147
2.60%, 02/28/23	125	127,666
2.95%, 02/28/26	215	225,673
3.00%, 06/15/22	45	46,269
3.50%, 06/15/25	25	26,903
3.63%, 03/04/24	220	234,846
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	137,904
Juniper Networks Inc., 4.50%, 03/15/24	175	189,142

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
3.50%, 03/01/23	$55	$56,673
3.75%, 05/15/22	135	139,834
4.00%, 09/01/24	125	132,185
4.60%, 02/23/28 (Call 11/23/27)	85	91,917
4.60%, 05/23/29 (Call 02/23/29)	275	300,652
Orange SA, 4.13%, 09/14/21	160	166,104
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	130	132,440
3.63%, 12/15/25 (Call 09/15/25)	135	143,659
4.10%, 10/01/23 (Call 07/01/23)	225	239,589
Telefonica Emisiones SA
4.10%, 03/08/27	250	271,225
5.46%, 02/16/21	500	520,120
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	26,561
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	275	278,432
2.63%, 08/15/26	440	447,938
2.95%, 03/15/22	365	373,180
3.13%, 03/16/22	100	102,625
3.38%, 02/15/25	475	501,581
3.45%, 03/15/21	200	203,782
3.50%, 11/01/24 (Call 08/01/24)	355	376,183
3.88%, 02/08/29 (Call 11/08/28)	55	60,793
4.13%, 03/16/27	595	661,206
4.15%, 03/15/24 (Call 12/15/23)	149	160,801
4.33%, 09/21/28	670	759,706
5.15%, 09/15/23	700	778,470
Vodafone Group PLC
3.75%, 01/16/24	325	342,140
4.13%, 05/30/25	295	319,506
4.38%, 05/30/28	500	555,025

		17,577,702

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	104,253

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	45	45,139
3.00%, 11/19/24 (Call 10/19/24)	100	99,967
3.15%, 05/15/21 (Call 03/15/21)	145	146,402
3.50%, 09/15/27 (Call 06/15/27)	150	148,416
3.55%, 11/19/26 (Call 09/19/26)	100	100,402
3.90%, 11/19/29 (Call 08/19/29)	100	100,366

		640,692

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	190	195,533
3.00%, 04/01/25 (Call 01/01/25)	235	245,201
3.05%, 03/15/22 (Call 12/15/21)	110	112,473
3.05%, 09/01/22 (Call 06/01/22)	85	87,348
3.25%, 06/15/27 (Call 03/15/27)	25	26,930
3.40%, 09/01/24 (Call 06/01/24)	150	158,714
3.45%, 09/15/21 (Call 06/15/21)	100	102,398
3.75%, 04/01/24 (Call 01/01/24)	100	106,816
3.85%, 09/01/23 (Call 06/01/23)	245	260,202
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	215	217,956
2.95%, 11/21/24 (Call 08/21/24)	320	331,258

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	$260	$267,121
4.00%, 06/01/28 (Call 03/01/28)	55	61,282
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	100	110,096
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	100	105,508
3.35%, 11/01/25 (Call 08/01/25)	200	211,334
3.40%, 08/01/24 (Call 05/01/24)	100	105,364
3.80%, 03/01/28 (Call 12/01/27)	430	469,143
4.25%, 06/01/21 (Call 03/01/21)	100	102,451
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	199,568
3.25%, 04/01/26 (Call 01/01/26)	120	124,663
3.30%, 03/15/27 (Call 12/15/26)	165	170,153
3.40%, 02/15/28 (Call 11/15/27)(b)	200	205,534
4.00%, 01/15/24	355	379,658
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	300	306,999
3.88%, 03/01/26 (Call 01/01/26)	136	145,886
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/29)	60	60,199
3.00%, 05/15/23 (Call 02/15/23)	125	127,898
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	26,505
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	35	34,893
2.90%, 02/15/23 (Call 11/15/22)	190	194,195
2.90%, 06/15/26 (Call 03/15/26)	155	159,997
3.00%, 04/01/22 (Call 01/01/22)	100	102,181
3.25%, 12/01/21 (Call 09/01/21)	60	61,289
3.80%, 08/01/28 (Call 05/01/28)	90	99,254
3.85%, 01/15/24 (Call 10/15/23)(b)	175	185,859
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	115,039
2.50%, 09/01/22 (Call 08/01/22)	105	105,449
2.50%, 09/01/24 (Call 08/01/24)	75	75,154
2.90%, 12/01/26 (Call 10/01/26)	180	180,810
3.65%, 03/18/24 (Call 02/18/24)	60	62,782
3.75%, 06/09/23 (Call 05/09/23)	40	41,735
3.88%, 12/01/23 (Call 11/01/23)	275	289,605
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	425	436,692
3.00%, 04/15/27 (Call 01/15/27)	415	437,489
3.15%, 03/01/24 (Call 02/01/24)	30	31,198
3.20%, 06/08/21	135	137,546
3.50%, 06/08/23 (Call 05/08/23)	110	115,084
3.70%, 03/01/29 (Call 12/01/28)	60	65,500
3.75%, 07/15/25 (Call 05/15/25)	135	144,912
3.95%, 09/10/28 (Call 06/10/28)	125	138,418
4.00%, 02/01/21 (Call 11/01/20)	225	229,061
4.16%, 07/15/22 (Call 04/15/22)	300	315,264
United Parcel Service Inc.
2.05%, 04/01/21	175	175,378
2.35%, 05/16/22 (Call 04/16/22)	25	25,279
2.40%, 11/15/26 (Call 08/15/26)	125	126,391
2.45%, 10/01/22	600	608,616
3.05%, 11/15/27 (Call 08/15/27)	380	400,121
3.13%, 01/15/21	250	253,550

		10,372,932

Security	Par (000)	Value

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	$80	$81,211
3.50%, 03/15/28 (Call 12/15/27)	50	51,205
3.85%, 03/30/27 (Call 12/30/26)	50	52,312
4.35%, 02/15/24 (Call 01/15/24)	100	106,893
4.70%, 04/01/29 (Call 01/01/29)	100	111,788
4.85%, 06/01/21	50	51,928

		455,337

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	170	174,068
3.40%, 03/01/25 (Call 12/01/24)	125	131,171
3.45%, 06/01/29 (Call 03/01/29)	100	106,518
3.75%, 09/01/28 (Call 06/01/28)	100	108,574
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	65	69,220

		589,551

Total Corporate Bonds & Notes — 32.6% (Cost: $638,965,042)		661,949,154

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond, 2.00%, 11/15/22	175	176,761
Export Development Canada
1.38%, 10/21/21	25	24,854
1.50%, 05/26/21	100	99,682
2.00%, 05/17/22	150	151,205
2.50%, 01/24/23	25	25,620
2.75%, 03/15/23	400	413,524
Hydro-Quebec, 9.40%, 02/01/21	252	272,959
Province of Alberta Canada
2.20%, 07/26/22	225	227,385
3.30%, 03/15/28	700	765,660
3.35%, 11/01/23	225	237,937
Province of British Columbia Canada
2.00%, 10/23/22	150	151,193
2.25%, 06/02/26	280	285,594
2.65%, 09/22/21	275	279,430
Province of Manitoba Canada
2.10%, 09/06/22	175	176,465
2.13%, 05/04/22	150	151,193
2.13%, 06/22/26	200	201,320
3.05%, 05/14/24	75	78,785
Province of New Brunswick Canada
2.50%, 12/12/22	50	50,846
3.63%, 02/24/28	120	132,925
Province of Ontario Canada
2.00%, 10/02/29	500	496,785
2.20%, 10/03/22	225	227,569
2.25%, 05/18/22	725	733,192
2.40%, 02/08/22	325	329,261
2.50%, 09/10/21	200	202,502
2.50%, 04/27/26	375	386,854
2.55%, 02/12/21	500	504,280
3.20%, 05/16/24	600	634,434
Province of Quebec Canada
2.38%, 01/31/22	150	151,932
2.50%, 04/09/24	250	257,245
2.50%, 04/20/26	375	387,097

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
2.63%, 02/13/23	$350	$359,264
2.75%, 08/25/21	50	50,836
2.75%, 04/12/27	370	389,062
Series NN, 7.13%, 02/09/24	250	301,335
Series QO, 2.88%, 10/16/24	400	419,548

		9,734,534

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22(b)	250	250,258
3.24%, 02/06/28 (Call 11/06/27)	400	421,456
3.25%, 09/14/21	250	254,797

		926,511

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	730	767,734
4.00%, 02/26/24 (Call 11/26/23)	200	209,808
4.38%, 07/12/21	350	361,189
4.50%, 01/28/26 (Call 10/28/25)	300	324,495
4.50%, 03/15/29 (Call 12/15/28)	250	274,738
8.13%, 05/21/24	400	490,224

		2,428,188

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	1,000	1,040,820

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	409,728
5.38%, 03/25/24	295	332,533
5.75%, 11/22/23	385	434,307
6.38%, 03/29/21	500	528,950

		1,705,518

Indonesia — 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	200	203,072
3.40%, 09/18/29	200	207,688
4.10%, 04/24/28	350	377,709
4.75%, 02/11/29	250	284,788

		1,073,257

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	350	366,797
4.00%, 06/30/22	200	210,352

		577,149

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	500	490,510
2.88%, 10/17/29	500	479,540
6.88%, 09/27/23	485	557,692

		1,527,742

Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	500	493,055
2.00%, 11/04/21	300	300,564
2.00%, 10/17/29	500	493,720
2.13%, 02/10/25	400	401,872
2.25%, 11/04/26	250	252,278
2.38%, 07/21/22	350	354,105
2.38%, 11/16/22	400	404,928

Security	Par (000)	Value

Japan (continued)
2.50%, 06/01/22	$500	$507,285
2.75%, 01/21/26	250	259,530
2.75%, 11/16/27	250	261,253
2.88%, 06/01/27	400	420,888
2.88%, 07/21/27	320	336,835
3.13%, 07/20/21	250	255,035
3.25%, 07/20/28	250	272,468
3.38%, 10/31/23	500	526,865
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	306,690
Japan International Cooperation Agency, 2.13%, 10/20/26	280	278,972

		6,126,343

Mexico — 0.2%
Mexico Government International Bond
3.60%, 01/30/25	500	523,235
3.63%, 03/15/22	560	577,489
3.75%, 01/11/28	750	777,997
4.00%, 10/02/23	555	587,212
4.13%, 01/21/26	500	533,845
4.15%, 03/28/27	700	747,152
4.50%, 04/22/29	250	274,232
8.00%, 09/24/22	25	29,239

		4,050,401

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	250	264,925
3.88%, 03/17/28 (Call 12/17/27)	200	217,796
4.00%, 09/22/24 (Call 06/22/24)	250	267,140
7.13%, 01/29/26	250	313,103
8.88%, 09/30/27	250	357,247

		1,420,211

Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	280	313,950
7.35%, 07/21/25	380	480,278

		794,228

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	600	624,432
4.00%, 01/15/21(b)	300	306,831
5.50%, 03/30/26	362	429,401
10.63%, 03/16/25	300	424,752

		1,785,416

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	350	360,857
3.25%, 04/06/26	530	563,491
4.00%, 01/22/24	325	350,395
5.00%, 03/23/22	345	369,454
5.13%, 04/21/21	425	443,394

		2,087,591

South Korea — 0.2%
Export-Import Bank of Korea
2.63%, 05/26/26	200	203,286
2.75%, 01/25/22	300	304,155
2.88%, 01/21/25	200	206,552
3.00%, 11/01/22	200	205,176
3.25%, 11/10/25	325	343,674

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.25%, 08/12/26	$200	$211,086
4.00%, 01/29/21	100	102,213
5.00%, 04/11/22	400	426,716
Korea Development Bank (The), 2.13%, 10/01/24	500	499,555
Korea International Bond
2.75%, 01/19/27	200	206,388
3.50%, 09/20/28	200	219,894
5.63%, 11/03/25	150	178,877

		3,107,572

Supranational — 2.1%
African Development Bank
1.25%, 07/26/21	350	347,372
2.13%, 11/16/22	300	303,741
2.38%, 09/23/21	428	432,990
2.63%, 03/22/21	470	475,358
Asian Development Bank
1.50%, 10/18/24	500	495,330
1.63%, 03/16/21(b)	650	649,116
1.75%, 06/08/21	500	500,220
1.75%, 09/13/22(b)	870	872,027
1.75%, 09/19/29	500	495,060
1.88%, 02/18/22	795	798,514
2.00%, 02/16/22(b)	275	276,950
2.00%, 01/22/25	470	476,406
2.00%, 04/24/26	550	556,726
2.25%, 01/20/21	705	708,997
2.50%, 11/02/27	500	524,530
2.63%, 01/30/24(b)	500	518,545
2.63%, 01/12/27(b)	500	527,220
2.75%, 03/17/23	850	879,044
2.75%, 01/19/28	255	272,978
Corp. Andina de Fomento
2.13%, 09/27/21	525	523,136
4.38%, 06/15/22	400	419,332
Council of Europe Development Bank
1.63%, 03/16/21	225	224,624
2.63%, 02/13/23	295	303,511
European Bank for Reconstruction & Development
1.50%, 11/02/21	275	273,966
1.88%, 02/23/22	150	150,599
2.00%, 02/01/21	365	365,960
2.13%, 03/07/22	350	353,343
2.75%, 04/26/21	100	101,391
2.75%, 03/07/23	300	310,113
European Investment Bank
1.38%, 09/15/21	450	447,484
1.63%, 06/15/21	500	499,405
1.88%, 02/10/25	665	670,672
2.00%, 03/15/21	375	376,350
2.00%, 12/15/22	50	50,490
2.13%, 10/15/21	75	75,609
2.13%, 04/13/26	600	612,678
2.25%, 03/15/22	1,050	1,063,702
2.25%, 08/15/22	850	863,090
2.38%, 05/13/21	520	524,909
2.38%, 06/15/22	781	794,761
2.38%, 05/24/27	379	394,437
2.50%, 04/15/21	300	303,153
2.50%, 03/15/23	1,075	1,103,401
2.63%, 03/15/24	100	103,835

Security	Par (000)	Value

Supranational (continued)
2.88%, 12/15/21	$250	$255,958
2.88%, 08/15/23	150	156,419
3.13%, 12/14/23	500	528,040
3.25%, 01/29/24	1,200	1,274,328
4.00%, 02/16/21	675	693,110
Inter-American Development Bank
1.25%, 09/14/21	575	570,561
1.75%, 04/14/22	725	726,196
1.75%, 09/14/22	540	541,150
1.88%, 03/15/21	175	175,294
2.13%, 01/18/22	500	504,690
2.13%, 01/15/25	800	815,768
2.25%, 06/18/29	500	516,735
2.38%, 07/07/27	150	155,831
2.50%, 01/18/23	750	768,510
2.63%, 04/19/21	800	809,840
3.00%, 02/21/24	645	678,682
3.13%, 09/18/28	675	745,105
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,125	1,119,566
1.38%, 09/20/21	50	49,727
1.63%, 03/09/21	700	699,174
1.63%, 02/10/22	100	99,912
1.75%, 04/19/23	50	50,138
1.75%, 10/23/29	500	495,225
1.88%, 10/07/22(b)	650	653,809
1.88%, 10/27/26	350	352,121
2.00%, 01/26/22	475	478,334
2.13%, 02/13/23(b)	200	203,000
2.13%, 03/03/25	250	255,033
2.25%, 06/24/21	1,003	1,011,395
2.50%, 03/19/24	70	72,317
2.50%, 11/25/24	540	560,504
2.50%, 07/29/25	900	937,503
2.50%, 11/22/27	140	147,116
2.75%, 07/23/21	925	940,669
3.00%, 09/27/23	700	734,230
7.63%, 01/19/23	900	1,061,235
International Finance Corp.
1.13%, 07/20/21	250	247,700
2.00%, 10/24/22	225	227,201
2.13%, 04/07/26	250	255,188
2.25%, 01/25/21	400	402,248
2.88%, 07/31/23	50	52,108
Nordic Investment Bank
2.13%, 02/01/22	250	252,215
2.25%, 02/01/21	250	251,375

		42,546,335

Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 03/10/21	850	849,549
2.88%, 03/14/23	600	621,882

		1,471,431

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	275	300,578
4.50%, 08/14/24(b)	200	215,284

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
8.00%, 11/18/22(b)	$200	$223,408

		739,270

Total Foreign Government Obligations — 4.1% (Cost: $81,245,133)		83,142,517

Municipal Debt Obligations

California — 0.0%
State of California GO, 3.38%, 04/01/25	200	212,932
State of California GO BAB, 5.70%, 11/01/21	300	321,618
University of California RB, Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	260,600

		795,150

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	251,678

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(b)	314	327,707

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	252,444
Series B, 0.00%, 02/15/20 (AGM)(f)	50	49,779
Series B, 0.00%, 02/15/23 (AGM)(f)	600	555,744

		857,967

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	237,214
Series B, 5.68%, 06/30/28 (NPFGC)	255	306,694

		543,908

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	263,400

Total Municipal Debt Obligations — 0.1% (Cost: $2,952,327)		3,039,810

U.S. Government & Agency Obligations

Financial — 0.0%
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	91,966

U.S. Government Agency Obligations — 1.7%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,555	2,602,702
Federal Home Loan Banks
1.13%, 07/14/21	525	520,574
1.38%, 09/28/20	500	498,810
1.75%, 06/12/20	350	349,962
2.13%, 06/09/23	5,000	5,083,100
2.63%, 10/01/20	315	317,460
2.75%, 12/13/24	250	261,458
2.88%, 09/11/20	600	605,682
3.00%, 12/09/22	2,095	2,178,025
3.00%, 03/10/28	75	80,930
3.13%, 06/13/25	3,730	3,993,860
3.25%, 06/09/28	300	330,162
3.63%, 06/11/21	3,100	3,191,109
Federal Home Loan Mortgage Corp.
2.38%, 02/16/21	2,260	2,278,803
2.38%, 01/13/22	1,250	1,268,662

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
1.25%, 05/06/21	$550	$546,716
1.25%, 08/17/21	600	595,836
1.38%, 02/26/21	625	622,731
1.38%, 10/07/21(b)	3,850	3,830,326
1.75%, 07/02/24	330	331,023
1.88%, 04/05/22	250	251,378
1.88%, 09/24/26	581	583,434
2.00%, 01/05/22	1,000	1,007,110
2.00%, 10/05/22	350	353,574
2.38%, 01/19/23	670	685,102
2.63%, 01/11/22	255	260,108
2.63%, 09/06/24	850	887,017
6.25%, 05/15/29	410	560,712
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,632

		34,101,998

U.S. Government Obligations — 60.6%
U.S. Treasury Note/Bond
1.13%, 02/28/21	7,250	7,198,740
1.13%, 07/31/21	8,000	7,928,750
1.13%, 09/30/21	22,500	22,285,547
1.25%, 03/31/21	10,600	10,538,719
1.25%, 10/31/21	10,000	9,925,000
1.25%, 07/31/23	9,500	9,377,539
1.38%, 10/31/20	8,000	7,977,188
1.38%, 01/31/21	588	585,841
1.38%, 04/30/21	5,900	5,875,340
1.38%, 05/31/21	6,000	5,972,812
1.38%, 06/30/23	29,100	28,865,836
1.38%, 08/31/23	20,200	20,031,141
1.38%, 09/30/23	4,600	4,559,391
1.50%, 10/31/21(b)	6,000	5,985,703
1.50%, 02/28/23	7,600	7,574,469
1.50%, 03/31/23	4,000	3,986,250
1.50%, 11/30/24	7,000	6,960,411
1.50%, 08/15/26	10,000	9,859,375
1.63%, 10/15/20	3,000	2,998,594
1.63%, 11/30/20	20,750	20,736,221
1.63%, 08/15/22	5,750	5,752,695
1.63%, 08/31/22	1,000	1,000,547
1.63%, 11/15/22	9,019	9,024,637
1.63%, 04/30/23	10,250	10,254,004
1.63%, 05/31/23	1,000	1,000,469
1.63%, 10/31/23	6,000	6,003,281
1.63%, 02/15/26	8,300	8,259,148
1.63%, 05/15/26	11,000	10,938,984
1.63%, 08/15/29	5,000	4,927,344
1.75%, 10/31/20	400	400,203
1.75%, 11/15/20	4,000	4,002,344
1.75%, 07/31/21	5,300	5,306,832
1.75%, 02/28/22	194	194,530
1.75%, 03/31/22	4,200	4,214,109
1.75%, 05/15/22	4,000	4,013,750
1.75%, 06/30/22	6,000	6,023,437
1.75%, 09/30/22	5,800	5,823,562
1.75%, 01/31/23	16,200	16,270,875
1.75%, 05/15/23	22,445	22,546,704
1.75%, 11/15/29	12,000	11,971,875
1.88%, 11/30/21	6,000	6,027,891
1.88%, 01/31/22	7,300	7,338,211

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/22	$3,000	$3,016,406
1.88%, 03/31/22	6,000	6,035,625
1.88%, 04/30/22	4,000	4,024,375
1.88%, 07/31/22	6,900	6,947,437
1.88%, 08/31/22	5,000	5,035,938
1.88%, 09/30/22	5,000	5,038,281
1.88%, 10/31/22	5,000	5,038,281
1.88%, 08/31/24	4,500	4,549,219
2.00%, 02/28/21	10,950	10,989,779
2.00%, 05/31/21	9,000	9,041,484
2.00%, 08/31/21	26,250	26,400,732
2.00%, 10/31/21	1,000	1,006,602
2.00%, 11/15/21	9,600	9,667,875
2.00%, 12/31/21	13,520	13,620,344
2.00%, 07/31/22	7,000	7,071,641
2.00%, 11/30/22	13,200	13,350,562
2.00%, 02/15/23	8,345	8,446,053
2.00%, 04/30/24	10,550	10,714,844
2.00%, 05/31/24	6,000	6,097,500
2.00%, 06/30/24	12,000	12,192,188
2.00%, 02/15/25	12,000	12,206,250
2.00%, 08/15/25	19,200	19,527,000
2.00%, 11/15/26	11,900	12,115,687
2.13%, 01/31/21	7,000	7,035,000
2.13%, 06/30/21	6,100	6,143,129
2.13%, 08/15/21	17,295	17,427,415
2.13%, 09/30/21	18,000	18,151,172
2.13%, 12/31/21	4,250	4,292,500
2.13%, 06/30/22	8,000	8,105,000
2.13%, 12/31/22	9,400	9,547,609
2.13%, 11/30/23	9,300	9,480,187
2.13%, 02/29/24	30,800	31,420,812
2.13%, 03/31/24	26,000	26,534,219
2.13%, 07/31/24	7,750	7,919,531
2.13%, 09/30/24	3,000	3,067,266
2.13%, 11/30/24	6,000	6,137,812
2.13%, 05/15/25	13,550	13,869,695
2.25%, 03/31/21	10,300	10,375,641
2.25%, 04/30/21	1,000	1,007,813
2.25%, 12/31/23	8,000	8,197,500
2.25%, 01/31/24	6,300	6,457,008
2.25%, 10/31/24	17,000	17,491,406
2.25%, 11/15/24	14,000	14,403,594
2.25%, 11/15/25	12,000	12,373,125
2.25%, 02/15/27	10,900	11,284,906
2.25%, 08/15/27	22,500	23,329,687
2.25%, 11/15/27	19,300	20,026,766
2.38%, 08/15/24	11,200	11,572,750
2.38%, 05/15/27	14,000	14,630,000
2.38%, 05/15/29	6,000	6,307,500
2.50%, 01/31/21	7,000	7,063,984
2.50%, 02/28/21	20,000	20,195,313
2.50%, 03/31/23	6,300	6,481,617
2.50%, 08/15/23	2,040	2,104,547
2.50%, 05/15/24	21,025	21,805,225
2.63%, 11/15/20	10,875	10,969,307
2.63%, 06/15/21	5,050	5,122,002

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 06/30/23	$4,750	$4,916,250
2.63%, 01/31/26	6,500	6,849,375
2.63%, 02/15/29	17,422	18,676,928
2.75%, 09/30/20	10,000	10,087,891
2.75%, 04/30/23	19,500	20,231,250
2.75%, 07/31/23	20,000	20,798,438
2.75%, 11/15/23	7,150	7,456,668
2.75%, 02/15/28	30,690	33,039,703
2.88%, 09/30/23	8,000	8,370,625
2.88%, 04/30/25	15,350	16,306,977
2.88%, 08/15/28	22,650	24,674,344
3.13%, 05/15/21	10,600	10,816,969
3.63%, 02/15/21	8,606	8,800,980
5.25%, 11/15/28	10,750	13,837,266
5.25%, 02/15/29	3,650	4,726,180
5.50%, 08/15/28	8,500	11,051,328
6.00%, 02/15/26	2,500	3,130,469
6.50%, 11/15/26	4,000	5,250,625
6.75%, 08/15/26	1,000	1,317,500
6.88%, 08/15/25	2,000	2,562,656
7.50%, 11/15/24	3,750	4,788,867
7.63%, 11/15/22	3,000	3,516,563
7.88%, 02/15/21	19,165	20,550,719
8.00%, 11/15/21	3,700	4,145,301

		1,228,887,312

Total U.S. Government & Agency Obligations — 62.3% (Cost: $1,240,420,939)		1,263,081,276

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(g)(h)(i)	46,360	46,359,748

Total Short-Term Investments — 2.3% (Cost: $46,359,748)		46,359,748

Total Investments in Securities — 101.4% (Cost: $2,009,943,189)		2,057,572,505

Other Assets, Less Liabilities — (1.4)%		(29,197,751)

Net Assets — 100.0%		$2,028,374,754

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Intermediate Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,814	25,546	46,360	$46,359,748	$119,453	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$661,949,154	$—	$661,949,154
Foreign Government Obligations	—	83,142,517	—	83,142,517
Municipal Debt Obligations	—	3,039,810	—	3,039,810
U.S. Government & Agency Obligations	—	1,263,081,276	—	1,263,081,276
Money Market Funds	46,359,748	—	—	46,359,748

	$46,359,748	$2,011,212,757	$—	$2,057,572,505

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond